UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-7527

                                  Turner Funds
               (Exact name of registrant as specified in charter)
                                    --------


                         1205 Westlakes Drive Suite 100
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                  Turner Funds
                                 P.O. Box 219805
                           Kansas City, MO 64121-9805
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                              code: 1-800-224-6312

                   Date of fiscal year end: September 30, 2004

                    Date of reporting period: March 31, 2004

TURNER FUNDS                                                   SEMIANNUAL REPORT

                                                      MARCH 31, 2004 (UNAUDITED)




                                  GROWTH FUNDS
--------------------------------------------------------------------------------

                    Turner Disciplined Large Cap Growth Fund

                   Turner Large Cap Growth Opportunities Fund

                           Turner Midcap Growth Fund

                          Turner Small Cap Growth Fund

                          Turner Micro Cap Growth Fund


                                   CORE FUNDS
--------------------------------------------------------------------------------

                          Turner Small Cap Equity Fund


                             SECTOR/SPECIALTY FUNDS
--------------------------------------------------------------------------------

                             Turner Technology Fund

                        Turner Concentrated Growth Fund

                           Turner New Enterprise Fund

       CONTENTS


   1   Letter to Shareholders

   4   Total returns of Turner Funds

   6   Investment review:
       Turner Disciplined Large Cap
       Growth Fund

   7   Investment review:
       Turner Large Cap Growth
       Opportunities Fund

   8   Investment review:
       Turner Midcap Growth Fund

   9   Investment review:
       Turner Small Cap Growth Fund

  10   Investment review:
       Turner Micro Cap Growth Fund

  11   Investment review:
       Turner Small Cap Equity Fund

  12   Investment review:
       Turner Technology Fund

  13   Investment review:
       Turner Concentrated Growth Fund

  14   Investment review:
       Turner New Enterprise Fund

  15   Financial Statements

  58   Notes to Financial Statements

  63   Trustees and Officers of the Trust





TURNER FUNDS
As of March 31, 2004 the Turner Funds offered a series of twenty-one no-load mutual funds to individual and institutional investors. On May 10, 2004 twelve of the Turner Funds will reorganize into similar mutual funds under the Constellation Funds, a separate fund family. The enclosed report is for the nine remaining Turner Funds. The minimum initial investment in a Turner Fund for regular accounts is $2,500 and $2,000 for individual retirement accounts.

Turner Investment Management, LLC, an affiliate of Turner Investment Partners, serves as the investment adviser for the Small Cap Equity Fund. Turner Investment Partners, Inc., based in Berwyn, Pennsylvania, serves as the investment adviser for the remaining Funds. Turner Investment Partners, Inc., founded in 1990, invests more than $12 billion in equity and balanced portfolios on behalf of individuals and institutions.


SHAREHOLDER SERVICES
Turner Funds shareholders receive annual and semiannual reports, quarterly account statements and a quarterly newsletter. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-800-224-6312, visit our website, www.turnerinvestments.com. Or they may write to Turner Funds, P.O. Box 219805, Kansas City,
Missouri 64121-9805.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


                                                                      March 2004

TO OUR SHAREHOLDERS


There are times when the stock market turns logic on its head, reacting adversely to what most people would consider good news. Happily, the six-month period ended March 31, 2004, wasn't one of those times.

The stock market on balance reacted rationally to favorable economic stimuli during the period. Most importantly, higher corporate earnings and lower interest rates led to positive -- and in some cases, robust -- total returns for stocks and our own stock funds.

Earnings, the ultimate driver of stock prices, rebounded strongly from the depressed levels of a year earlier. For instance, the earnings of the S&P 500 Index companies rose 23% in 2003 over the previous year, exceeding the expectations of most economists and Wall Street analysts. Also, interest rates were near the lowest levels since the Eisenhower administration, thanks to a Federal Reserve that wanted to help energize the economy. The benchmark 10-year Treasury yield declined from 3.94% to 3.84% during the period. Low interest rates are good for stocks because they enhance the value of future earnings streams. And for the past six months, the S&P 500 Index responded with a 14.08% gain -- a perfectly reasonable reaction.

With a basically benign stock-market environment as a backdrop, here's how our growth-stock funds, our sector/specialty-stock funds, and our core-stock fund performed during the past six months.

PERFORMANCE OF OUR GROWTH FUNDS
(SEE PAGE 5 FOR IMPORTANT DISCLOSURE)

Growth stocks turned in robust returns in the past six-month period but underperformed value stocks. Although all 10 market sectors recorded positive returns, investors increasingly gravitated from stocks with high valuations to less richly valued stocks of companies that were likely to sustain a consistent pattern of earnings growth. As part of that trend, the broad-based Russell 3000 Growth Index advanced 11.84% during the period, underperforming its value counterpart by 6.32 percentage points.

Our five growth funds generated returns varying from about 11% to 22%. Our small-cap funds continued to reap the highest returns. (Since the bull market began in October 2002, our small-cap funds have profited from an explosive small-cap rally; for example, over the past 12 months, small stocks have outperformed large stocks by more than 27 percentage points.) In general, our holdings with above-average betas -- with volatility that's higher than that of the stock market in aggregate -- flourished in the first half of the period but performed less satisfactorily in the second half.

The TURNER DISCIPLINED LARGE CAP GROWTH FUND gained 10.93%, outperforming the Russell Top 200 Growth Index's 9.68% gain. The fund's margin of outperformance was due mainly to the extra return provided by good stock selection in three large sector positions, technology, consumer discretionary/services, and financial services, which accounted for 56% of holdings. Health-care and utilities/communication holdings, a 26% weighting, detracted most from performance.

The TURNER LARGE CAP GROWTH OPPORTUNITIES FUND advanced 14.33%, beating the Russell Top 200 Growth Index by 4.65 percentage points. Sizable gains in technology and consumer-discretionary/services stocks were largely responsible for the fund's performance advantage; a 31% technology position reaped a return of 15%, versus 6% for the index's technology sector, and a 23% consumer-discretionary/services position returned 20%, almost double that of the index sector. The fund's consumer-staples holdings underperformed the index sector markedly.

Capitalizing on small stocks' strength and savvy stock selection, the TURNER MICRO CAP GROWTH FUND rose 22.33%, topping the Russell 2000 Growth Index's 18.97% result. Eight of the fund's 10 sector investments returned more than their index sectors did. Health-care, financial-services, and autos/transportation stocks, which represented 35% of the portfolio, added the most value. The fund's consumer-staples and technology holdings were the sole detractors from results.

The TURNER MIDCAP GROWTH FUND (Class I Shares) produced a 16.22% gain that was commendable in absolute terms (the degree of positive performance) but less so in relative terms (performance versus its index). The fund lagged the Russell Midcap Growth Index's 17.58% advance. Good absolute and relative returns in energy, consumer-discretionary/services, technology, and health-care stocks were negated by weak relative returns in utilities, producer-durables, and autos/transportation stocks. Tech stocks were the fund's big gainer, up 29%.

The TURNER SMALL CAP GROWTH FUND climbed 17.32%, fueled by double-digit gains in health-care, energy, autos/transportation and consumer-staples stocks. The fund's energy holdings performed best in relative terms, rising 51% versus 31% for the index sector. However, the fund's performance trailed that of the Russell 2000 Growth Index by 1.65 percentage points. The fund's producer-durables and materials/processing holdings accounted for much of the performance deficit.


                                           TURNER FUNDS 2004 SEMIANNUAL REPORT 1

--------------------------------------------------------------------------------


PERFORMANCE OF OUR SPECIALTY/SECTOR FUNDS
(SEE PAGE 5 FOR IMPORTANT DISCLOSURE)

Discerning stock selection in companies with strong earnings prospects led to double-digit gains for all three of our specialty/sector funds in the past six months. The bulk of their gains were earned in the first half of the period. Two of the three funds outperformed their benchmarks.

The TURNER CONCENTRATED GROWTH FUND returned 12.73%, trailing the S&P 500 Index's 14.08%. The fund's winners included semiconductor, software, semiconductor-capital-equipment, retailing, and e-commerce stocks. The fund's positions in the financial-services, energy, and autos/transportation sectors dragged down performance.

The TURNER NEW ENTERPRISE FUND turned in a sterling six-month performance: it gained 20.74%, versus 11.90% for the NASDAQ Composite Index. Technology stocks represented the fund's biggest position by far, a 48% weighting, and contributed the most extra return, more than eight percentage points. Also making substantial contributions were autos/transportation and consumer-discretionary/services stocks. Financial-services stocks had an adverse impact on results.

Technology stocks, as represented by the Goldman Sachs Technology Composite Index, cooled off from their previously torrid pace, but even so gained 12.39%. For its part, the TURNER TECHNOLOGY FUND gained 18.27%, outpacing the index by
5.88 percentage points. Wireless, semiconductor, software, data-networking, and Internet stocks did especially well. Financial-transaction-processing stocks lagged.

PERFORMANCE OF OUR CORE FUND
(SEE PAGE 5 FOR IMPORTANT DISCLOSURE)

As investors focused increasingly on stock prices, value investing was the style of choice in the past six months. Also, value stocks (which tend to be cyclical stocks) benefited from the strengthening economic recovery and the much-improved earnings of cyclical companies. Our core fund, the TURNER SMALL CAP EQUITY FUND, profited most from value holdings -- holdings with price/earnings ratios below the market average.

With outperforming investments in six of 10 market sectors, the fund gained 25.19%, outpacing the Russell 2000 Index's 21.69% advance by 3.50 percentage points. The fund's biggest gains, of more than 40%, came from value sectors -- materials/processing, autos/transportation, utilities/communication, and energy. The fund also invests in growth stocks, which in aggregate produced returns that were admirable but less than those of value stocks. Financial-services holdings suffered the greatest degree of underperformance, gaining 17% versus the index sector's 22%.

WHAT'S AHEAD FOR STOCKS?

This recounting of how our stock funds did over the past six months is well and good, but what you as a Turner Funds shareholder undoubtedly most want to know is what's in store for the next six months -- what do we expect from the stock market and what are the current investment strategies of our funds?

We think the stock market over the next several years will have an oscillating but upward bias. For the remainder of 2004 we believe that cyclical stocks will perform relatively well, benefiting from a strengthening economy, an inflation rate that's likely to rise moderately, and a continuing hesitancy by the Federal Reserve to raise interest rates for at least a few more months. (A consensus is now growing that the Fed may hike rates this summer to cool the economy. But we think that shouldn't put a major damper on stocks, based on historical precedents. In the last five tightening cycles, in 1983, 1986, 1994, 1997, and 1999, the S&P 500 Index averaged a 14.9% return in the nine months after the first Fed rate hike.)

In our estimation, stocks generally should benefit from an increase in mergers-and-acquisitions activity, continuing productivity gains, and double-digit growth in earnings. Indeed, the consensus of Wall Street analysts is that the S&P 500 Index companies will increase their earnings per share by 14.1% over the next 12 months, according to I/B/E/S International.

However, we think the easy money has largely been made in the current bull market; most stocks, including the most speculative stocks, went up in the explosive initial phase of the rally. So we think the ability to pinpoint stocks that can continue to rise will likely separate the outperforming mutual funds from the underperforming mutual funds going forward.

As a result we are taking pains to make sure our growth and specialty/sector funds hold stocks of companies that are most likely to report the strongest earnings going forward; we think those stocks will do best in a market that may be beset by periodic attacks of investor anxiety and the inevitable mixed market and economic signals. (Indeed, the capital markets and the economy typically have as many crosscurrents as the Colorado River.) We think companies that offer especially good earnings potential now include retailers of premium-priced goods; software providers; makers of biotechnology products, broadband-communications systems, and wireless-communications networks; investment managers; and firms in cyclical industries such as metals and industrial products that tend to flourish when the economic cycle is maturing.

2  TURNER FUNDS 2004 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                                      March 2004


Our core Small Cap Equity Fund is overweighted in shipping stocks (because we think their fundamentals look good at this stage of the economic recovery); consumer-discretionary/services stocks (because we think consumer spending should remain robust); energy stocks (because we think the higher energy prices of late haven't been fully factored into the prices of energy stocks); and materials/processing stocks, especially paper and mining stocks (because we think prices of commodities may continue to rise). In addition, the fund is invested almost equally in growth and value stocks -- an indication of our increased confidence in the ability of companies to meet or exceed Wall Street's expectations about earnings. A year earlier, in contrast, we didn't have that same degree of confidence, so as protection from possible earnings shocks, the fund's allocation was tilted in favor of value stocks.

SOME FINAL POINTS

Finally, the stock market may not always act as rationally as it has in the past six months. But no matter if the market acts like Dr. Jekyll or Mr. Hyde in the near term, we think it's important to keep two points in mind and in the process keep your head even as other investors may be losing theirs:

One, stocks have demonstrated a long-term upward bias. Year-to-year returns in the S&P 500 Index have been positive 75% of the time since 1960. As we see it, the prudent way to capitalize on that upward bias is to stay invested in stocks and put time on your side -- reaping the rewards of the frequent up years that allow your wealth to compound in the long run and riding out the infrequent down years.

And two, no matter how rationally or irrationally the stock market behaves, we will continue to work hard at maximizing the wealth you have entrusted to our funds, providing you with a level of investment performance and service that we ourselves would expect if we were in your shoes. And in a very real sense, we are in your shoes; the money of our own investing teams is in our funds. We thank you for your faith in us and look forward to reporting to you how well we have done in capitalizing on future stock-market rationalities and irrationalities.


/S/BOB TURNER

Bob Turner

CHAIRMAN AND CHIEF INVESTMENT OFFICER
TURNER INVESTMENT PARTNERS, ADVISER TO THE TURNER FUNDS

[PHOTO OMITTED]
BOB TURNER

                                           TURNER FUNDS 2004 SEMIANNUAL REPORT 3

PERFORMANCE
--------------------------------------------------------------------------------


TOTAL RETURNS OF TURNER FUNDS
Through March 31, 2004

                                                   Year                                                (Annualized)  Total
                                      Six          to         One          Three       Five     Ten    Since         Assets
Fund Name/Index                       Months       Date       Year         Years       Years    Years  inception     ($mil)

GROWTH
------------------------------------------------------------------------------------------------------------------------------------
TURNER DISCIPLINED LARGE CAP
GROWTH FUND                           10.93        1.79       36.66       (2.33)        N/A       N/A    (16.15)     $99.10
Russell Top 200 Growth Index           9.68       (0.26)      28.01       (3.30)        n/a       n/a    (14.74)
S&P 500 Index                         14.08        1.69       35.12        0.63         n/a       n/a     (5.37)
INCEPTION DATE: 6/14/00
------------------------------------------------------------------------------------------------------------------------------------
TURNER LARGE CAP GROWTH
OPPORTUNITIES FUND                    14.33        4.19       51.42        0.16        (4.25)     N/A      7.39       $4.82
Russell Top 200 Growth Index           9.68       (0.26)      28.01       (3.30)       (7.94)     n/a      3.41
S&P 500 Index                         14.08        1.69       35.12        0.63        (1.20)     n/a      6.73
INCEPTION DATE: 1/31/97
------------------------------------------------------------------------------------------------------------------------------------
TURNER MIDCAP GROWTH FUND --
CLASS I SHARES(1)                     16.22        3.23       52.72        1.87         4.94      N/A     14.88     $965.12
Russell Midcap Growth Index           17.58        4.83       49.63        5.00         2.29      n/a      7.57
INCEPTION DATE: 10/1/96
------------------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP GROWTH FUND(1)       17.32        3.41       69.99        6.96         5.94     15.84    15.21     $233.40
Russell 2000 Growth Index             18.97        5.58       63.16        5.40         2.31      6.45     5.86
INCEPTION DATE: 2/7/94
------------------------------------------------------------------------------------------------------------------------------------
TURNER MICRO CAP GROWTH FUND(1)       22.33        6.08       66.52       15.41        33.35      N/A     34.52     $368.58
Russell 2000 Growth Index             18.97        5.58       63.16        5.40         2.31      n/a      0.63
INCEPTION DATE: 2/27/98
------------------------------------------------------------------------------------------------------------------------------------


CORE FUNDS
------------------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP EQUITY FUND(1)       25.19        5.51       66.07        N/A          N/A       N/A     23.06      $23.27
Russell 2000 Index                    21.69        6.26       63.83        n/a          n/a       n/a     11.06
INCEPTION DATE: 3/4/02

4  TURNER FUNDS 2004 SEMIANNUAL REPORT

------------------------------------------------------------------------------------------------------------------------------------

                                                   Year                                                 (Annualized)   Total
                                      Six          to         One          Three       Five     Ten     Since          Assets
Fund Name/Index                       Months       Date       Year         Years       Years    Years   inception      ($mil)

SPECIALTY
------------------------------------------------------------------------------------------------------------------------------------
TURNER TECHNOLOGY FUND(1)(2)          18.27        2.78       90.88        (5.15)     N/A       N/A       (3.32)       $22.28
Pacific Stock Exchange
    Technology 100 Index              16.04        2.51       56.97         2.84      n/a       n/a        3.97
Goldman Sachs Technology
    Composite Index                   12.39       (1.07)      53.30        (3.51)     n/a       n/a      (10.04)
INCEPTION DATE: 6/30/99
------------------------------------------------------------------------------------------------------------------------------------
TURNER CONCENTRATED
GROWTH FUND                           12.73        3.33       63.94        (3.12)     N/A       N/A       (0.56)       $50.53
S&P 500 Index                         14.08        1.69       35.12         0.63      n/a       n/a       (2.67)
NASDAQ 100 Index                      10.48       (1.97)      41.49        (2.81)     n/a       n/a       (9.28)
INCEPTION DATE: 6/30/99
------------------------------------------------------------------------------------------------------------------------------------
TURNER NEW ENTERPRISE FUND            20.74        4.59       96.25         6.08      N/A       N/A      (15.83)       $27.73
NASDAQ Composite Index                11.90       (0.35)      49.37         3.13      n/a       n/a      (16.43)
INCEPTION DATE: 6/30/00
------------------------------------------------------------------------------------------------------------------------------------

Returns less than one year are cumulative. The Turner Funds are distributed by Constellation Investment Distribution Company, Inc., Berwyn, PA 19312.

THE INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THIS INFORMATION CAN BE FOUND IN THE PROSPECTUS. A FREE PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION, INCLUDING FEES AND EXPENSES, AND THE RISKS ASSOCIATED WITH INVESTING IN THESE FUNDS, CAN BE OBTAINED BY CALLING (800) 224-6312. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. The performance data quoted represents past performance and the principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Please call (800) 224-6312 or visit our website at www.turnerinvestments.com for updated performance information. Returns shown, unless otherwise indicated, are total returns, with dividends and income reinvested. Returns spanning more than one year are annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. The indices mentioned are unmanaged statistical composites of stock market performance. Investing in an index is not possible. The holdings and sector weightings of the Funds are subject to change.

(1) Investing in technology and science companies and small and mid capitalization companies may subject the funds to specific inherent risks, including above-average price fluctuations.

(2) Funds that take a focus or sector specific approach are subject to greater risk from downturns affecting a specific issuer or industry.

                                           TURNER FUNDS 2004 SEMIANNUAL REPORT 5

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER DISCIPLINED LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Disciplined Large Cap Growth Fund seeks long-term capital appreciation. It invests primarily in common stocks and equity securities of U.S. companies with very large market capitalizations that Turner believes have strong earnings growth potential.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

0.8% Energy
1.0% Utilities/communications
1.4% Autos/transportation
1.9% Materials & Processing
2.5% Producer durables
10.4% Consumer staples
10.6% Financial services
21.8% Consumer discretionary/services
23.3% Technology
25.2% Healthcare


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004

[]  Ticker symbol TSGEX
[]  CUSIP #87252R839
[]  Top 10 holdings
   (1) Pfizer
   (2) General Electric
   (3) Cisco Systems
   (4) Dell
   (5) Amgen
   (6) Procter & Gamble
   (7) American International Group
   (8) PepsiCo
   (9) Wal-Mart Stores
   (10)EMC
[]  % in 10 largest holdings 38.3%
[]  Number of holdings 58
[]  Price/earnings ratio 23.7
[] Weighted average market capitalization $94.37 billion n % of holdings with positive earnings surprises 77.5% n % of holdings with negative earnings surprises 21.3% n Net assets $99 million

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |      X
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |
T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER DISCIPLINED LARGE CAP GROWTH FUND:
JUNE 30, 2000-MARCH 31, 2004*

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                                                                   RUSSELL
                TURNER DISCIPLINED           RUSSELL TOP 200         1000
               LARGE CAP GROWTH FUND          GROWTH INDEX       GROWTH INDEX

6/30/00                10000                       10000            10000
SEP 00                  9655                        9304             9462
SEP 01                  4626                        5183             5143
SEP 02                  3445                        3950             3986
SEP 03                  4548                        4852             5019
MAR 04                  5045                        5321             5585

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Disciplined Large Cap Growth Fund is June 14, 2000.


ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2004
--------------------------------------------------------------------------------

PAST SIX        PAST ONE       PAST THREE      SINCE
MONTHS          YEAR           YEARS           INCEPTION
10.93%          36.66%         (2.33%)         (16.15%)

6  TURNER FUNDS 2004 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER LARGE CAP GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Large Cap Growth Opportunities Fund seeks capital appreciation. It invests primarily in common stocks and other equity securities of U.S. companies with very large market capitalizations that Turner believes have strong earnings growth potential.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:


BAR CHART OMITTED, PLOT POINTS FOLLOWS]

1.2% AUTOMOTIVE/TRANSPORTATION
1.3% CONSUMER STAPLES
4.3% ENERGY
5.3% MATERIALS/PROCESSING
6.6% PRODUCER DURABLES
11.5% FINANCIAL SERVICES
18.4% HEALTHCARE
19.0% CONSUMER DISCRETIONARY/SERVICES
32.2% TECHNOLOGY


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004

[]  Ticker symbol TLCGX
[]  CUSIP #900297870
[]  Top 10 holdings
    (1) Cisco Systems
    (2) Amgen
    (3) Qualcomm
    (4) EMC
    (5) Dell
    (6) SAP ADR
    (7) Deere
    (8) Motorola
    (9) Analog Devices
    (10)Juniper Networks
[]  % in 10 largest holdings 24.6%
[]  Number of holdings 65
[]  Price/earnings ratio 24.7
[]  Weighted average market capitalization $38.15 billion
[]  % of holdings with positive earnings surprises 89.7%
[]  % of holdings with negative earnings surprises 9.0%
[]  Net assets $5 million

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |      X
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |
T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER LARGE CAP GROWTH OPPORTUNITIES
FUND: JANUARY 31, 1997-MARCH 31, 2004*

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

               TURNER LARGE CAP GROWTH         RUSSELL TOP 200         S&P 500
                 OPPORTUNITIES FUND             GROWTH INDEX            INDEX
1/31/97                 10000                        10000              10000
SEP 97                12279.8                        12013            12202.3
SEP 98                14399.3                      14165.7            13306.7
SEP 99                20586.6                      19018.9            17005.9
SEP 00                30363.2                      22233.1            19264.3
SEP 01                14055.1                        12386            14136.1
SEP 02                10279.9                       9439.4            11239.6
SEP 03                14585.2                      11593.5              13981
MAR 04                  16675                        12716              15950

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Large Cap Growth Opportunities Fund is January 31, 1997.
(1) Returns prior to August 17, 2002, represent performance of the Mercury Select Growth Fund, Class I.


ANNUALIZED TOTAL RETURNS(1)
Periods ending March 31, 2004
--------------------------------------------------------------------------------

PAST SIX    PAST ONE    PAST THREE  PAST FIVE   SINCE
MONTHS      YEAR        YEARS       YEARS       INCEPTION
14.33%      51.42%      0.16%       (4.25%)     7.39%

                                           TURNER FUNDS 2004 SEMIANNUAL REPORT 7

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER MIDCAP GROWTH FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Midcap Growth Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks with medium market capitalizations at the time of purchase that Turner believes offer strong earnings growth potential. The Fund's economic-sector weightings approximate the sector weightings of the Russell Midcap Growth Index.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

2.1% AUTOS/TRANSPORTATION
2.1% UTILITIES/COMMUNICATION
2.3% CONSUMER STAPLES
3.6% ENERGY
4.0% MATERIALS/PROCESSING
6.9% PRODUCER DURABLES
11.1% FINANCIAL SERVICES
19.6% TECHNOLOGY
21.4% HEALTHCARE
26.5% CONSUMER DISCRETIONARY/SERVICES


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004

[]  Ticker symbol TMGFX,
    Class I Shares
[]  CUSIP #900297409,
    Class I Shares
[]  Top 10 holdings
   (1) Zimmer Holdings
   (2) Biogen Idec
   (3) International Game Technology
   (4) Caremark Rx
   (5) Symantec
   (6) CDW
   (7) Juniper Networks
   (8) Aetna
   (9) Ameritrade Holding
   (10)National Semiconductor
[]  % in 10 largest holdings 15.1%
[]  Number of holdings 124
[]  Price/earnings ratio 23.3
[]  Weighted average market capitalization $5.94
[]  % of holdings with positive earnings surprises 87.5%
[]  % of holdings with negative earnings surprises 9.9%
[]  Net assets $965 million, Class I Shares


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004


M   L   -----------------------------------
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T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
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T                 |           |
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I                 |           |
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A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER MIDCAP GROWTH FUND, CLASS I SHARES:
OCTOBER 31, 1996-MARCH 31, 2004*

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                 TURNER MID CAP               RUSSELL MIDCAP
                     CLASS I                   GROWTH INDEX
10/31/96              10000                        10000
SEP 97              14248.5                        13119
SEP 98              14425.2                      11889.7
SEP 99              26552.4                      16311.5
SEP 00              52401.2                      26158.8
SEP 01              21484.5                      12616.4
SEP 02              17015.7                      10660.8
SEP 03              24128.3                      14806.9
MAR 04                28042                        17410

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Midcap Growth Fund (Class I Shares) is October 1, 1996.

** Class II Shares were offered beginning on September 24, 2001. Class II
   Shares' performance for the periods prior to September 24, 2001 reflects the performance of the Fund's Class I Shares. The performance of the Class II Shares has been adjusted for the differences in fees between the classes.


ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2004
--------------------------------------------------------------------------------

            PAST      PAST      PAST     PAST
            SIX       ONE       THREE    FIVE     SINCE
            MONTHS    YEAR      YEARS    YEARS    INCEPTION
Class I
  Shares    16.22%    52.72%    1.87%    4.94%    14.88%
Class II
  Shares    15.86%    51.86%    2.22%**  4.95%**  14.70%**

8  TURNER FUNDS 2004 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Small Cap Growth Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks with small market capitalizations at the time of purchase that Turner believes offer strong earnings growth potential. The Fund's economic-sector weightings approximate the sector weightings of the Russell 2000 Growth Index.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

1.4% CONSUMER STAPLES
1.4% UTILITIES/COMMUNICATION
3.2% AUTOMOTIVE/TRANSPORTATION
4.0% MATERIALS & PROCESSING
4.7% ENERGY
7.6% PRODUCER DURABLES
12.4% FINANCIAL SERVICES
21.0% CONSUMER DISCRETIONARY/SERVICES
21.4% TECHNOLOGY
22.7% HEALTHCARE


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004

[] Ticker symbol TSCEX
[] CUSIP #900297300
[] Top 10 holdings
   (1) MGI Pharma
   (2) Dade Behring Holdings
   (3) F5 Networks
   (4) Sierra Health Services
   (5) Plexus
   (6) Vitesse Semiconductor
   (7) Exar
   (8) Cooper
   (9) Scientific Games, Cl A
   (10)East-West Bancorp
[] % in 10 largest holdings 12.9%
[] Number of holdings 141
[] Price/earnings ratio 21.9
[] Weighted average market capitalization $1.15 billion
[] % of holdings with positive earnings surprises 78.4%
[] % of holdings with negative earnings surprises 18.4%
[] Net assets $233 million


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |
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I                 |           |
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A   S             |           |
T   M             |           |
I   A             |           |      X
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP GROWTH FUND:
FEBRUARY 28, 1994-MARCH 31, 2004*

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

               TURNER SMALL CAP GROWTH FUND         RUSSELL 2000 GROWTH INDEX
2/28/94                    10000                               10000
SEP 94                   10303.2                             9618.09
SEP 95                   15812.4                             12328.5
SEP 96                   24102.8                             13883.1
SEP 97                   28113.5                             17124.8
SEP 98                   23362.3                             12872.7
SEP 99                   37178.8                             17073.1
SEP 00                     58025                             22136.9
SEP 01                   29122.7                             12708.8
SEP 02                   23484.6                             10400.9
SEP 03                   35132.9                             14740.2
MAR 04                     41218                               17536

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Growth Fund is February 7, 1994.


ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2004
--------------------------------------------------------------------------------

PAST SIX   PAST ONE    PAST THREE  PAST FIVE  PAST TEN    SINCE
MONTHS     YEAR        YEARS       YEARS      YEARS       INCEPTION
17.32%     69.99%      6.96%       5.94%      15.84%      15.21%


                                           TURNER FUNDS 2004 SEMIANNUAL REPORT 9

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER MICRO CAP GROWTH FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Micro Cap Growth Fund seeks capital appreciation. It invests primarily in common stocks and other equity securities of U.S. companies with very small market capitalizations that Turner believes have strong earnings growth potential. Micro cap companies are defined for this purpose as companies with market capitalizations of companies included in the lower end of the Russell 2000 Growth Index particularly those under $500 million. The Fund's economic-sector weightings approximate the sector weightings of the Russell 2000 Growth Index.


SECTOR WEIGHTINGS:
--------------------------------------------------------------------------------

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

0.5% UTILITIES/COMMUNICATION
2.2% CONSUMER STAPLES
2.4% AUTOS/TRANSPORTATION
3.2% PRODUCER DURABLES
5.2% MATERIALS/PROCESSING
7.2% ENERGY
12.7% FINANCIAL SERVICES
15.4% TECHNOLOGY
17.8% HEALTHCARE
22.5% CONSUMER DISCRETIONARY/SERVICES


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004

[] Ticker symbol TMCGX
[] CUSIP #872524301
[] Top 10 holdings
   (1) Oxford Industries
   (2) Sierra Health Services
   (3) Petroleum Development
   (4) Salix Pharmaceuticals
   (5) Jarden
   (6) Roto-Rooter
   (7) Sola International
   (8) Genesee & Wyoming, Cl A
   (9) Genesco
   (10)ESCO Technologies
[] % in 10 largest holdings 18.3%
[] Number of holdings 122
[] Price/earnings ratio 19.0
[] Weighted average market capitalization $0.55 billion
[] % of holdings with positive earnings surprises 77.9%
[] % of holdings with negative earnings surprises 19.3%
[] Net assets $369 million

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |
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I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |      X
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER MICRO CAP GROWTH FUND:
FEBRUARY 28, 1998-MARCH 31, 2004*

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

               TURNER MICRO CAP GROWTH FUND        RUSSELL 2000 GROWTH INDEX
2/28/98                    10000                              10000
SEP 98                      9882                               7625
SEP 99                     21093                              10113
SEP 00                     48308                              13113
SEP 01                     38535                               7528
SEP 02                     38489                               6161
SEP 03                     49709                               8731
MAR 04                     60809                              10388

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Micro Cap Growth Fund is February 27, 1998.


ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2004
--------------------------------------------------------------------------------

PAST SIX    PAST ONE   PAST THREE   PAST FIVE  SINCE
MONTHS      YEAR       YEARS        YEARS      INCEPTION
22.33%      66.52%     15.41%       33.35%     34.52%


10  TURNER FUNDS 2004 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER SMALL CAP EQUITY FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Small Cap Equity Fund seeks long-term capital growth. It invests primarily in equity securities of small capitalization companies that the Adviser believes have the potential for long-term growth and that are attractively priced. Small capitalization companies are defined for this purpose as companies that have a market capitalization at the time of purchase that is within the range of market capitalization represented in the Russell 2000 Index.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

3.4% CONSUMER STAPLES
3.5% UTILITIES/COMMUNICATION
4.8% AUTOMOTIVE/TRANSPORTATION
5.3% ENERGY
5.9% PRODUCER DURABLES
9.5% HEALTHCARE
9.7% TECHNOLOGY
10.4% MATERIALS/PROCESSING
18.6% FINANCIAL SERVICES
22.9% CONSUMER DISCRETIONARY/SERVICES


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004

[] Ticker symbol TSEIX
[] CUSIP #87252R714
[] Top 10 holdings
   (1) Laidlaw International
   (2) Apex Silver Mines
   (3) Brink's
   (4) People's Bank
   (5) Analogic
   (6) Boise Cascade
   (7) Accredo Health
   (8) Jarden
   (9) Dade Behring Holdings
   (10)R.H. Donnelley
[] % in 10 largest holdings 17.4%
[] Number of holdings 97
[] Price/earnings ratio 18.5
[] Weighted average market capitalization $1.25 billion
[] Net assets $23 million

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
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I                 |           |
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I                 |           |
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T   M             |           |
I   A             |     X     |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP EQUITY FUND:
MARCH 31, 2002-MARCH 31, 2004*

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

             TURNER SMALL CAP EQUITY FUND           RUSSELL 2000 INDEX
3/31/02                  10000                             10000
SEP 02                    8789                              7203
SEP 03                   11605                              9833
MAR 04                   14528                             11965

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Equity Fund is March 4, 2002.


ANNUALIZED TOTAL RETURN
Periods ending March 31, 2004
--------------------------------------------------------------------------------

 PAST SIX MONTHS      PAST ONE YEAR       SINCE INCEPTION
 25.19%               66.07%              23.06%

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 11

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER TECHNOLOGY FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Technology Fund seeks long-term capital appreciation. It invests in common stock of companies that develop new technologies and that may experience exceptional growth in sales and earnings driven by technology related products and services. Stock selection will not be based on company size, but rather on an assessment of a company's fundamental prospects. The Fund's holdings will be concentrated in the technology sector, and will range from small companies developing new technologies to large, established firms with a history of developing and marketing such technologies.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINT FOLLOWS]

98.8% TECHNOLOGY


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004

[] Ticker symbol TTECX
[] CUSIP #87252R870
[] Top 10 holdings
   (1) Cisco Systems
   (2) National Semiconductor
   (3) Dell
   (4) EMC
   (5) eBay
   (6) Comverse Technology
   (7) Nvidia
   (8) Intel
   (9) Red Hat
   (10)Yahoo!
[] % in 10 largest holdings 35.5%
[] Number of holdings 41
[] Price/earnings ratio 33.0
[] Weighted average market capitalization $27.60 billion
[] % of holdings with positive earnings surprises 87.7%
[] % of holdings with negative earnings surprises 10.0%
[] Net assets $22 million


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |      X
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |
T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER TECHNOLOGY FUND:
JUNE 30, 1999-MARCH 31, 2004*

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                  TURNER             PACIFIC STOCK            GOLDMAN SACHS
                TECHNOLOGY         EXCHANGE TECHNOLOGY         TECHNOLOGY
                   FUND                 100 INDEX            COMPOSITE INDEX
6/30/99            10000                   10000                  10000
SEP 99             14060                   10467                  10523
SEP 00             35059                   17345                  14251
SEP 01              6619                    8652                   4972
SEP 02              4110                    6470                   3240
SEP 03              7202                   10372                   5378
MAR 04              8518                   12036                   6045

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Technology Fund is June 30, 1999.


ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2004
--------------------------------------------------------------------------------

PAST SIX      PAST ONE        PAST THREE     SINCE
MONTHS        YEAR            YEARS          INCEPTION
18.27%        90.88%          (5.15%)        (3.32%)

12  TURNER FUNDS 2004 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER CONCENTRATED GROWTH FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner Concentrated Growth Fund seeks long-term capital appreciation. It invests in common stock and other equity securities of companies, regardless of their market capitalization, that Turner believes have strong earnings potential. The Fund will contain a total of 15-30 stocks representing Turner's favorite investment ideas. While it will not concentrate its investments in any one industry, the Fund may, from time to time, have a significant exposure to one or more sectors of the economy such as the technology sector. In addition, the Fund's adviser may invest up to 25% of the Fund's assets in cash or cash equivalent securities in instances where it believes that appropriate buying opportunities are not available.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

3.6% Financial services
4.5% Energy
7.2% Producer durables
8.5% Healthcare
10.7% Materials/processing
15.9% Consumer discretionary/services
47.6% Technology


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004

[] Ticker symbol TTOPX
[] CUSIP #87252R862
[] Top 10 holdings
   (1) Motorola
   (2) Applied Materials
   (3) SAP ADR
   (4) EMC
   (5) Watson Pharmaceuticals
   (6) Nvidia
   (7) Biogen Idec
   (8) Silicon Laboratories
   (9) Dell
   (10)CDW
[] % in 10 largest holdings 43.7%
[] Number of holdings 29
[] Price/earnings ratio 26.8
[] Weighted average market capitalization $25.05 billion
[] % of holdings with positive earnings surprises 88.3%
[] % of holdings with negative earnings surprises 11.7%
[] Net assets $51 million

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |      X
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |
T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER CONCENTRATED GROWTH FUND:
JUNE 30, 1999-MARCH 31, 2004*

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

               TURNER CONCENTRATED         S&P 500             NASDAQ
                  GROWTH FUND               INDEX             100 INDEX
6/30/99              10000                  10000               10000
SEP 99               13990                   9376               10485
SEP 00               27782                  10622               15553
SEP 01                8223                   7794                5092
SEP 02                5754                   6197                3631
SEP 03                8638                   7709                5696
MAR 04                9737                   8794                6293

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Concentrated Growth Fund is June 30, 1999.


ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2004
--------------------------------------------------------------------------------

PAST SIX      PAST ONE        PAST THREE     SINCE
MONTHS        YEAR            YEARS          INCEPTION
12.73%        63.94%          (3.12%)        (0.56%)

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 13

INVESTMENT REVIEW
--------------------------------------------------------------------------------


TURNER NEW ENTERPRISE FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE
The Turner New Enterprise Fund seeks long-term capital appreciation. The Fund invests primarily in companies with projected strong earnings growth across a variety of industries and sectors where new products and services are being developed and marketed. Turner strives to find leading companies in rapidly growing industries such as business services, computer and digital products, financial services, Internet-related companies, medical technology, retail, and telecommunications. Companies that have the potential for rapid earnings growth because of management changes, new products, or changes in the economy also may be attractive investments for the Fund.


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

2.6% Energy
6.7% Financial services
6.8% Healthcare
13.1% Producer durables
19.6% Consumer discretionary/services
49.6% Technology


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004

[] Ticker symbol TBTBX
[] CUSIP #87252R797
[] Top 10 holdings
   (1) Comverse Technology
   (2) Marvel Enterprises
   (3) F5 Networks
   (4) Cisco Systems
   (5) Nvidia
   (6) Formfactor
   (7) Juniper Networks
   (8) Electronic Arts
   (9) Vishay Intertechnology
   (10)Lam Research
[] % in 10 largest holdings 34.4%
[] Number of holdings 43
[] Price/earnings ratio 28.6
[] Weighted average market capitalization $12.40 billion
[] % of holdings with positive earnings surprises 88.5%
[] % of holdings with negative earnings surprises 8.0%
[] Net assets $28 million


--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2004


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |      X
T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE


--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER NEW ENTERPRISE FUND:
JUNE 30, 2000-MARCH 31, 2004*

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                TURNER NEW ENTERPRISE FUND      NASDAQ COMPOSITE INDEX
6/30/00                    10000                          10000
SEP 00                     12520                           9264
SEP 01                      3290                           3792
SEP 02                      2270                           2976
SEP 03                      4340                           4556
MAR 04                      5241                           5099

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner New Enterprise Fund is June 30, 2000.


ANNUALIZED TOTAL RETURNS
Periods ending March 31, 2004
--------------------------------------------------------------------------------

PAST SIX      PAST ONE        PAST THREE     SINCE
MONTHS        YEAR            YEARS          INCEPTION
20.74%        96.25%          6.08%          (15.83%)

14  TURNER FUNDS 2004 SEMIANNUAL REPORT

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS

TURNER DISCIPLINED LARGE CAP GROWTH FUND
March 31, 2004

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--98.6%
--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.1%
--------------------------------------------------------------------------------
Time Warner*                             63,930   $  1,078
                                                  ----------
Total Advertising & related services                 1,078
                                                  ----------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Caterpillar                              12,600        996
                                                  ----------
Total Agriculture, construction &
    mining machinery manufacturing                     996
                                                  ----------

--------------------------------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION &
    PROCESSING--0.8%
--------------------------------------------------------------------------------
Alcoa                                    21,560        748
                                                  ----------
Total Alumina & aluminum
    production & processing                            748
                                                  ----------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--2.9%
--------------------------------------------------------------------------------
PepsiCo                                  52,440      2,824
                                                  ----------
Total Beverage manufacturing                         2,824
                                                  ----------

--------------------------------------------------------------------------------
BUILDING MATERIAL & SUPPLIES DEALERS--1.5%
--------------------------------------------------------------------------------
Lowe's                                   27,070      1,519
                                                  ----------
Total Building material &
    supplies dealers                                 1,519
                                                  ----------
--------------------------------------------------------------------------------
COLLEGES, UNIVERSITIES &
    PROFESSIONAL SCHOOLS--1.1%
--------------------------------------------------------------------------------
Apollo Group, Cl A*#                     13,000      1,119
                                                  ----------
Total Colleges, universities &
    professional schools                             1,119
                                                  ----------
--------------------------------------------------------------------------------
COMMERCIAL & SERVICE INDUSTRY
    MACHINERY MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Alcon#                                   16,340      1,034
                                                  ----------
Total Commercial & service industry
    machinery manufacturing                          1,034
                                                  ----------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--9.9%
--------------------------------------------------------------------------------
Cisco Systems*                          224,070   $  5,270
Motorola                                 85,470      1,504
Qualcomm                                 30,540      2,029
Sony ADR                                 24,810      1,037
                                                  ----------
Total Communications equipment
    manufacturing                                    9,840
                                                  ----------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--5.4%
--------------------------------------------------------------------------------
Dell*                                    97,940      3,293
EMC*                                    150,870      2,053
                                                  ----------
Total Computer & peripheral
    equipment manufacturing                          5,346
                                                  ----------

--------------------------------------------------------------------------------
DEPARTMENT STORES--3.6%
--------------------------------------------------------------------------------
Target                                   18,100        815
Wal-Mart Stores                          46,590      2,781
                                                  ----------
Total Department stores                              3,596
                                                  ----------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--1.5%
--------------------------------------------------------------------------------
Citigroup                                28,770      1,487
                                                  ----------
Total Depository credit intermediation               1,487
                                                  ----------

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--5.5%
--------------------------------------------------------------------------------
General Electric                        177,870      5,429
                                                  ----------
Total Electrical equipment manufacturing             5,429
                                                  ----------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.0%
--------------------------------------------------------------------------------
eBay*                                    14,310        992
                                                  ----------
Total Electronic shopping &
    mail-order houses                                  992
                                                  ----------

--------------------------------------------------------------------------------
FOOTWEAR MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Nike, Cl B                               16,200      1,262
                                                  ----------
Total Footwear manufacturing                         1,262
                                                  ----------

--------------------------------------------------------------------------------
GRAIN & OILSEED MILLING--1.2%
--------------------------------------------------------------------------------
Archer-Daniels-Midland                   71,750      1,210
                                                  ----------
Total Grain & oilseed milling                        1,210
                                                  ----------

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 15

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER DISCIPLINED LARGE CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALERS--1.7%
--------------------------------------------------------------------------------
Sysco                                    43,270   $  1,690
                                                  ----------
Total Grocery & related product
    wholesalers                                      1,690
                                                  ----------

--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--1.4%
--------------------------------------------------------------------------------
Walgreen                                 42,810      1,411
                                                  ----------
Total Health & personal care stores                  1,411
                                                  ----------

--------------------------------------------------------------------------------
INFORMATION SERVICES--2.9%
--------------------------------------------------------------------------------
Juniper Networks*#                       55,880      1,453
Yahoo!*                                  28,350      1,378
                                                  ----------
Total Information services                           2,831
                                                  ----------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--5.6%
--------------------------------------------------------------------------------
American International Group             41,310      2,948
Anthem*                                  10,800        979
UnitedHealth Group                       25,100      1,617
                                                  ----------
Total Insurance carriers                             5,544
                                                  ----------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.0%
--------------------------------------------------------------------------------
Starbucks*                               26,200        989
                                                  ----------
Total Limited-service eating places                    989
                                                  ----------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--4.0%
--------------------------------------------------------------------------------
Boston Scientific*                       30,470      1,291
St. Jude Medical*                        20,440      1,474
Zimmer Holdings*                         16,330      1,205
                                                  ----------
Total Medical equipment &
    supplies manufacturing                           3,970
                                                  ----------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Guidant                                  19,100      1,210
                                                  ----------
Total Navigational/measuring/medical/
    control instruments manufacturing                1,210
                                                  ----------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.8%
--------------------------------------------------------------------------------
American Express                         33,940      1,760
                                                  ----------
Total Nondepository credit intermediation            1,760
                                                  ----------

                                                     Value
                                         Shares      (000)

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--0.8%
--------------------------------------------------------------------------------
Apache                                   18,800  $     812
                                                  ----------
Total Oil & gas extraction                             812
                                                  ----------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Corning*                                100,070      1,119
                                                  ----------
Total Other electrical equipment &
    component manufacturing                          1,119
                                                  ----------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.4%
--------------------------------------------------------------------------------
International Game Technology            29,880      1,343
                                                  ----------
Total Other miscellaneous manufacturing              1,343
                                                  ----------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--12.6%
--------------------------------------------------------------------------------
Amgen*                                   53,970      3,139
Forest Laboratories*                     14,300      1,024
Pfizer                                  203,437      7,131
Teva Pharmaceutical
    Industries ADR                       19,310      1,225
                                                  ----------
Total Pharmaceutical & medicine
    manufacturing                                   12,519
                                                  ----------

--------------------------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--0.9%
--------------------------------------------------------------------------------
Univision Communications, Cl A*          25,400        839
                                                  ----------
Total Radio & television broadcasting                  839
                                                  ----------

--------------------------------------------------------------------------------
RAIL TRANSPORTATION--1.4%
--------------------------------------------------------------------------------
Norfolk Southern                         62,270      1,376
                                                  ----------
Total Rail transportation                            1,376
                                                  ----------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--3.6%
--------------------------------------------------------------------------------
Biogen Idec*                             27,300      1,518
Genentech*                               19,400      2,053
                                                  ----------
Total Scientific r&d services                        3,571
                                                  ----------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--4.4%
--------------------------------------------------------------------------------
Charles Schwab                          144,990      1,683
Goldman Sachs Group                      11,260      1,175
Morgan Stanley                           25,650      1,470
                                                  ----------
Total Security & commodity contracts
    intermediation & brokerage                       4,328
                                                  ----------

16  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER DISCIPLINED LARGE CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--7.0%
--------------------------------------------------------------------------------
Analog Devices                           35,780   $  1,718
Applied Materials*                       66,690      1,426
Broadcom, Cl A*                          36,790      1,441
Tyco International                       38,880      1,114
Xilinx*                                  32,040      1,217
                                                  ----------
Total Semiconductor & other electronic
    component manufacturing                          6,916
                                                  ----------

--------------------------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--4.1%
--------------------------------------------------------------------------------
Avon Products                            12,200        925
Procter & Gamble                         29,860      3,132
                                                  ----------
Total Soap, cleaners & toilet
    preparation manufacturing                        4,057
                                                  ----------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--2.0%
--------------------------------------------------------------------------------
SAP ADR                                  50,250      1,975
                                                  ----------
Total Software publishers                            1,975
                                                  ----------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--0.9%
--------------------------------------------------------------------------------
America Movil ADR*                       24,200        935
                                                  ----------
Total Telecommunications                               935
                                                  ----------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $84,613)                                  97,675
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES--0.1%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                    51,300         51

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD
    AS COLLATERAL FOR LOANED SECURITIES
    (COST $51)                                          51
--------------------------------------------------------------------------------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT--1.0%
--------------------------------------------------------------------------------
Blackrock TempCash Fund,
    Institutional Shares              1,036,536  $   1,037

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $1,037)                                    1,037
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.7%
    (COST $85,701)                                  98,763
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.3%
--------------------------------------------------------------------------------
Obligation to return securities
    lending collateral                                 (51)
Payable due to investment adviser                      (40)
Payable due to administrator                           (12)
Other assets and liabilities, net                      441

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                338
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares (unlimited
    authorization -- no par value)
    based on 19,362,054 outstanding shares
    of beneficial interest                         116,467
Undistributed net investment income                     13
Accumulated net realized loss
    on investments                                 (30,441)
Net unrealized appreciation
    on investments                                  13,062

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                              $99,101
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                  $5.12
--------------------------------------------------------------------------------

*  Non-income producing security
# Security fully or partially on loan at March 31, 2004 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at March 31, 2004 was $50,160.
ADR - American depository receipt
Cl  -  Class
The accompanying notes are an integral part of the financial statements.

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 17

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS

TURNER LARGE CAP GROWTH OPPORTUNITIES FUND
March 31, 2004

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--99.6%
--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.2%
--------------------------------------------------------------------------------
Time Warner*                              3,300  $      56
                                                  ----------
Total Advertising & related services                    56
                                                  ----------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY MANUFACTURING--3.8%
--------------------------------------------------------------------------------
Caterpillar                               1,100         87
Deere                                     1,400         97
                                                  ----------
Total Agriculture, construction &
    mining machinery manufacturing                     184
                                                  ----------

--------------------------------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION &
    PROCESSING--1.3%
--------------------------------------------------------------------------------
Alcoa                                     1,770         61
                                                  ----------
Total Alumina & aluminum
    production & processing                             61
                                                  ----------

--------------------------------------------------------------------------------
BUILDING MATERIAL & SUPPLIES DEALERS--1.3%
--------------------------------------------------------------------------------
Lowe's                                    1,150         65
                                                  ----------
Total Building material & supplies dealers              65
                                                  ----------

--------------------------------------------------------------------------------
COLLEGES, UNIVERSITIES &
    PROFESSIONAL SCHOOLS--1.4%
--------------------------------------------------------------------------------
Apollo Group, Cl A*                         770         66
                                                  ----------
Total Colleges, universities &
    professional schools                                66
                                                  ----------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--10.3%
--------------------------------------------------------------------------------
Cisco Systems*                            9,300        219
Motorola                                  5,400         95
Qualcomm                                  1,900        126
Sony ADR                                  1,350         56
                                                  ----------
Total Communications equipment
    manufacturing                                      496
                                                  ----------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--4.9%
--------------------------------------------------------------------------------
Dell*                                     3,450        116
EMC*                                      8,830        120
                                                  ----------
Total Computer & peripheral
    equipment manufacturing                            236
                                                  ----------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--1.7%
--------------------------------------------------------------------------------
Citigroup                                 1,600 $       83
                                                  ----------
Total Depository credit intermediation                  83
                                                  ----------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.3%
--------------------------------------------------------------------------------
eBay*                                       940         65
                                                  ----------
Total Electronic shopping &
    mail-order houses                                   65
                                                  ----------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.5%
--------------------------------------------------------------------------------
CDW                                       1,080         73
                                                  ----------
Total Electronics & appliance stores                    73
                                                  ----------

--------------------------------------------------------------------------------
FOOTWEAR MANUFACTURING--1.7%
--------------------------------------------------------------------------------
Nike, Cl B                                1,080         84
                                                  ----------
Total Footwear manufacturing                            84
                                                  ----------

--------------------------------------------------------------------------------
GRAIN & OILSEED MILLING--1.3%
--------------------------------------------------------------------------------
Archer-Daniels-Midland                    3,700         62
                                                  ----------
Total Grain & oilseed milling                           62
                                                  ----------

--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--1.5%
--------------------------------------------------------------------------------
Omnicare                                  1,650         73
                                                  ----------
Total Health & personal care stores                     73
                                                  ----------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Kla-Tencor*                               1,330         67
                                                  ----------
Total Industrial machinery
    manufacturing                                       67
                                                  ----------

--------------------------------------------------------------------------------
INFORMATION SERVICES--3.3%
--------------------------------------------------------------------------------
Juniper Networks*                         3,590         93
Yahoo!*                                   1,350         66
                                                  ----------
Total Information services                             159
                                                  ----------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--2.1%
--------------------------------------------------------------------------------
American International Group                780         56
Anthem*                                     480         43
                                                  ----------
Total Insurance carriers                                99
                                                  ----------

18  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS

TURNER LARGE CAP GROWTH OPPORTUNITIES FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
JEWELRY, LUGGAGE & LEATHER GOODS STORES--1.2%
--------------------------------------------------------------------------------
Tiffany                                   1,500   $     57
                                                  ----------
Total Jewelry, luggage &
    leather goods stores                                57
                                                  ----------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.5%
--------------------------------------------------------------------------------
Starbucks*                                1,940         73
                                                  ----------
Total Limited-service eating places                     73
                                                  ----------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--4.3%
--------------------------------------------------------------------------------
Boston Scientific*                        1,840         78
St. Jude Medical*                           820         59
Zimmer Holdings*                            980         72
                                                  ----------
Total Medical equipment &
    supplies manufacturing                             209
                                                  ----------

--------------------------------------------------------------------------------
METAL ORE MINING--2.7%
--------------------------------------------------------------------------------
Freeport-McMoRan Copper &
    Gold, Cl B                            1,600         63
Phelps Dodge*                               820         67
                                                  ----------
Total Metal ore mining                                 130
                                                  ----------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Guidant                                     800         51
                                                  ----------
Total Navigational/measuring/medical/
    control instruments manufacturing                   51
                                                  ----------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.4%
--------------------------------------------------------------------------------
American Express                          1,320         68
                                                  ----------
Total Nondepository credit intermediation               68
                                                  ----------

--------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--1.1%
--------------------------------------------------------------------------------
Caremark Rx*                              1,640         55
                                                  ----------
Total Offices of physicians                             55
                                                  ----------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--4.3%
--------------------------------------------------------------------------------
Apache                                    1,500         65
Murphy Oil                                1,150         73
XTO Energy                                2,750         69
                                                  ----------
Total Oil & gas extraction                             207
                                                  ----------

                                                     Value
                                         Shares      (000)

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Corning*                                  5,610   $     63
                                                  ----------
Total Other electrical equipment &
    component manufacturing                             63
                                                  ----------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.2%
--------------------------------------------------------------------------------
T. Rowe Price Group                       1,100         59
                                                  ----------
Total Other financial investment activities             59
                                                  ----------

--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Coach*                                    1,380         57
                                                  ----------
Total Other leather & allied
    product manufacturing                               57
                                                  ----------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.6%
--------------------------------------------------------------------------------
International Game Technology             1,660         75
                                                  ----------
Total Other miscellaneous manufacturing                 75
                                                  ----------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--6.8%
--------------------------------------------------------------------------------
Amgen*                                    2,190        127
Forest Laboratories*                        800         57
Teva Pharmaceutical Industries ADR        1,050         67
Watson Pharmaceuticals*                   1,800         77
                                                  ----------
Total Pharmaceutical & medicine
    manufacturing                                      328
                                                  ----------

--------------------------------------------------------------------------------
RAIL TRANSPORTATION--1.2%
--------------------------------------------------------------------------------
Norfolk Southern                          2,550         56
                                                  ----------
Total Rail transportation                               56
                                                  ----------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.7%
--------------------------------------------------------------------------------
Biogen Idec*                              1,100         61
Genentech*                                  630         67
                                                  ----------
Total Scientific r&d services                          128
                                                  ----------

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 19

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS

TURNER LARGE CAP GROWTH OPPORTUNITIES FUND


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--5.9%
--------------------------------------------------------------------------------
Ameritrade Holding*                       4,800   $     74
Charles Schwab                            5,100         59
Goldman Sachs Group                         820         86
Morgan Stanley                            1,170         67
                                                  ----------
Total Security & commodity contracts
    intermediation & brokerage                         286
                                                  ----------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--14.6%
--------------------------------------------------------------------------------
Analog Devices                            1,960         94
Applied Materials*                        3,180         68
Broadcom, Cl A*                           1,850         73
National Semiconductor*                   2,100         93
Nvidia*                                   3,250         86
Sanmina-SCI*                              6,710         74
Silicon Laboratories*                     1,500         79
Tyco International                        2,270         65
Xilinx*                                   1,900         72
                                                  ----------
Total Semiconductor & other electronic
    component manufacturing                            704
                                                  ----------

--------------------------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Avon Products                               800         61
                                                  ----------
Total Soap, cleaners & toilet preparation
    manufacturing                                       61
                                                  ----------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--3.0%
--------------------------------------------------------------------------------
SAP ADR                                   2,550    $   100
Symantec*                                 1,010         47
                                                  ----------
Total Software publishers                              147
                                                  ----------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--1.2%
--------------------------------------------------------------------------------
Starwood Hotels &
    Resorts Worldwide                     1,480         59
                                                  ----------
Total Traveler accommodation                            59
                                                  ----------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $4,234)                                    4,802
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH EQUIVALENT--0.1%
--------------------------------------------------------------------------------
Blackrock TempCash Fund,
    Institutional Shares                  4,020          4

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $4)                                            4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.7%
    (COST $4,238)                                   $4,806
--------------------------------------------------------------------------------

Percentages are based on net assets of $4,819,925.
* Non-income producing security
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.

20  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS

TURNER MIDCAP GROWTH FUND
March 31, 2004

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--99.6%
--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--0.5%
--------------------------------------------------------------------------------
Interpublic Group*                      313,160   $  4,816
                                                  ----------
Total Advertising & related services                 4,816
                                                  ----------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Smith International*                    157,890      8,449
                                                  ----------
Total Agriculture, construction &
    mining machinery manufacturing                   8,449
                                                  ----------

--------------------------------------------------------------------------------
ARCHITECTURAL, ENGINEERING &
    RELATED SERVICES--0.7%
--------------------------------------------------------------------------------
Tetra Tech*                             302,690      6,496
                                                  ----------
Total Architectural, engineering &
    related services                                 6,496
                                                  ----------

--------------------------------------------------------------------------------
BOILER, TANK & SHIPPING CONTAINER
    MANUFACTURING--0.4%
--------------------------------------------------------------------------------
Ball                                     57,030      3,866
                                                  ----------
Total Boiler, tank & shipping container
    manufacturing                                    3,866
                                                  ----------

--------------------------------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--0.6%
--------------------------------------------------------------------------------
Cablevision Systems, Cl A*              268,020      6,132
                                                  ----------
Total Cable networks &
    program distribution                             6,132
                                                  ----------

--------------------------------------------------------------------------------
CLOTHING STORES--1.6%
--------------------------------------------------------------------------------
Chico's FAS*#                           207,990      9,651
Pacific Sunwear of California*          234,000      5,742
                                                  ----------
Total Clothing stores                               15,393
                                                  ----------

--------------------------------------------------------------------------------
COLLEGES, UNIVERSITIES &
    PROFESSIONAL SCHOOLS--0.7%
--------------------------------------------------------------------------------
Education Management*#                  209,150      6,657
                                                  ----------
Total Colleges, universities &
    professional schools                             6,657
                                                  ----------

--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--1.2%
--------------------------------------------------------------------------------
Comverse Technology*                    649,970     11,790
                                                  ----------
Total Commercial/industrial equipment
    rental & leasing                                11,790
                                                  ----------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--1.9%
--------------------------------------------------------------------------------
Polycom*                                407,040   $  8,641
Vimpel-Communications ADR*               31,460      3,272
Western Wireless, Cl A*                 277,230      6,479
                                                  ----------
Total Communications equipment
    manufacturing                                   18,392
                                                  ----------
--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Integrated Device Technology*           453,568      6,804
Zebra Technologies, Cl A*                74,415      5,162
                                                  ----------
Total Computer & peripheral equipment
    manufacturing                                   11,966
                                                  ----------
--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--0.7%
--------------------------------------------------------------------------------
Checkfree*#                             222,710      6,561
                                                  ----------
Total Computer systems design &
    related services                                 6,561
                                                  ----------
--------------------------------------------------------------------------------
CUTLERY & HANDTOOL MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Pentair                                 123,190      7,268
                                                  ----------
Total Cutlery & handtool manufacturing               7,268
                                                  ----------
--------------------------------------------------------------------------------
DAIRY PRODUCT MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Dean Foods*                             132,960      4,441
                                                  ----------
Total Dairy product manufacturing                    4,441
                                                  ----------
--------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES
    WATER TRANSPORTATION--1.4%
--------------------------------------------------------------------------------
Royal Caribbean Cruises#                115,220      5,081
Teekay Shipping                         122,660      8,452
                                                  ----------
Total Deep sea, coastal & great lakes
    water transportation                            13,533
                                                  ----------
--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--2.3%
--------------------------------------------------------------------------------
New York Community Bancorp              210,910      7,230
Northern Trust                          102,500      4,775
Sovereign Bancorp                       259,970      5,569
UCBH Holdings#                          119,200      4,773
                                                  ----------
Total Depository credit intermediation              22,347
                                                  ----------
--------------------------------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--1.2%
--------------------------------------------------------------------------------
Henry Schein*                           159,425     11,386
                                                  ----------
Total Drugs & druggists'
    sundries wholesale                              11,386
                                                  ----------

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 21

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--0.4%
--------------------------------------------------------------------------------
AES*                                    483,580   $  4,125
                                                  ----------
Total Electric power generation,
    transmission & distribution                      4,125
                                                  ----------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.4%
--------------------------------------------------------------------------------
CDW                                     200,200     13,536
                                                  ----------
Total Electronics & appliance stores                13,536
                                                  ----------

--------------------------------------------------------------------------------
EMPLOYMENT SERVICES--1.0%
--------------------------------------------------------------------------------
Manpower                                208,310      9,686
                                                  ----------
Total Employment services                            9,686
                                                  ----------

--------------------------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION
    EQUIPMENT MANUFACTURING--0.4%
--------------------------------------------------------------------------------
Cummins                                  72,290      4,225
                                                  ----------
Total Engine, turbine & power
    transmission equipment
    manufacturing                                    4,225
                                                  ----------

--------------------------------------------------------------------------------
FREIGHT TRANSPORTATION ARRANGEMENT--0.6%
--------------------------------------------------------------------------------
Expeditors International
    Washington                          143,200      5,655
                                                  ----------
Total Freight transportation
    arrangement                                      5,655
                                                  ----------

--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--1.6%
--------------------------------------------------------------------------------
Cheesecake Factory*                     172,470      7,956
Rare Hospitality International*          85,121      2,362
Ruby Tuesday                            160,970      5,175
                                                  ----------
Total Full-service restaurants                      15,493
                                                  ----------

--------------------------------------------------------------------------------
GROCERY STORES--0.6%
--------------------------------------------------------------------------------
Whole Foods Market                       74,770      5,604
                                                  ----------
Total Grocery stores                                 5,604
                                                  ----------

--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--1.7%
--------------------------------------------------------------------------------
NBTY*                                   179,130      6,660
Omnicare                                213,580      9,468
                                                  ----------
Total Health & personal care stores                 16,128
                                                  ----------

--------------------------------------------------------------------------------
HOME FURNISHINGS STORES--1.6%
--------------------------------------------------------------------------------
Cost Plus*                              112,945      4,715
Williams-Sonoma*                        307,310     10,510
                                                  ----------
Total Home furnishings stores                       15,225
                                                  ----------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
HOUSEHOLD & INSTITUTIONAL FURNITURE
    & KITCHEN CABINET MANUFACTURING--0.4%
--------------------------------------------------------------------------------
Ethan Allen Interiors#                   89,470   $  3,692
                                                  ----------
Total Household & institutional
    furniture & kitchen cabinet
    manufacturing                                    3,692
                                                  ----------

--------------------------------------------------------------------------------
HVAC & COMMERCIAL REFRIGERATION
    EQUIPMENT MANUFACTURING--0.8%
--------------------------------------------------------------------------------
American Standard*                       68,400      7,781
                                                  ----------
Total Hvac & commercial refrigeration
    equipment manufacturing                          7,781
                                                  ----------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--2.1%
--------------------------------------------------------------------------------
Kla-Tencor*                             207,510     10,448
Lam Research*                           404,635     10,201
                                                  ----------
Total Industrial machinery
    manufacturing                                   20,649
                                                  ----------

--------------------------------------------------------------------------------
INFORMATION SERVICES--3.0%
--------------------------------------------------------------------------------
CNET Networks*                          860,190      8,886
Juniper Networks*#                      515,040     13,396
Sina*#                                  179,379      6,786
                                                  ----------
Total Information services                          29,068
                                                  ----------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--2.8%
--------------------------------------------------------------------------------
Aetna                                   144,140     12,932
Axis Capital Holdings                   145,000      4,285
Pacificare Health Systems*              258,660     10,230
                                                  ----------
Total Insurance carriers                            27,447
                                                  ----------

--------------------------------------------------------------------------------
JEWELRY, LUGGAGE & LEATHER GOODS STORES--0.7%
--------------------------------------------------------------------------------
Tiffany                                 185,900      7,096
                                                  ----------
Total Jewelry, luggage & leather
    goods stores                                     7,096
                                                  ----------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.3%
--------------------------------------------------------------------------------
Starbucks*                              325,210     12,277
                                                  ----------
Total Limited-service eating places                 12,277
                                                  ----------

--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--1.1%
--------------------------------------------------------------------------------
Monster Worldwide*#                     396,265     10,382
                                                  ----------
Total Management, scientific &
    technical consulting services                   10,382
                                                  ----------

22  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--0.5%
--------------------------------------------------------------------------------
Laboratory Corp. of
    America Holdings*                   111,600   $  4,380
                                                  ----------
Total Medical & diagnostic
    laboratories                                     4,380
                                                  ----------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--5.0%
--------------------------------------------------------------------------------
C.R. Bard                               108,250     10,570
Inamed*#                                148,955      7,936
Varian Medical Systems*                 123,000     10,616
Zimmer Holdings*                        257,900     19,028
                                                  ----------
Total Medical equipment &
    supplies manufacturing                          48,150
                                                  ----------

--------------------------------------------------------------------------------
METAL ORE MINING--1.9%
--------------------------------------------------------------------------------
Freeport-McMoRan Copper &
    Gold, Cl B                          205,170      8,020
Phelps Dodge*                           131,070     10,703
                                                  ----------
Total Metal ore mining                              18,723
                                                  ----------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--0.7%
--------------------------------------------------------------------------------
Nabors Industries*                      145,430      6,653
                                                  ----------
Total Mining support activities                      6,653
                                                  ----------

--------------------------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Navistar International*                 124,640      5,715
                                                  ----------
Total Motor vehicle manufacturing                    5,715
                                                  ----------

--------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION--0.6%
--------------------------------------------------------------------------------
Williams                                596,480      5,708
                                                  ----------
Total Natural gas distribution                       5,708
                                                  ----------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--2.4%
--------------------------------------------------------------------------------
Eaton                                    68,420      3,845
Fisher Scientific International*        201,280     11,078
PerkinElmer                             403,650      8,352
                                                  ----------
Total Navigational/measuring/
    medical/control instruments
    manufacturing                                   23,275
                                                  ----------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--0.4%
--------------------------------------------------------------------------------
CapitalSource*                          190,560      4,278
                                                  ----------
Total Nondepository credit
    intermediation                                   4,278
                                                  ----------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
NURSING CARE FACILITIES--0.7%
--------------------------------------------------------------------------------
Manor Care                              199,450   $  7,039
                                                  ----------
Total Nursing care facilities                        7,039
                                                  ----------

--------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--1.5%
--------------------------------------------------------------------------------
Caremark Rx*                            443,350     14,741
                                                  ----------
Total Offices of physicians                         14,741
                                                  ----------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--1.5%
--------------------------------------------------------------------------------
Chesapeake Energy#                      480,040      6,432
XTO Energy                              312,750      7,894
                                                  ----------
Total Oil & gas extraction                          14,326
                                                  ----------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Corning*                              1,081,870     12,095
                                                  ----------
Total Other electrical equipment &
    component manufacturing                         12,095
                                                  ----------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--3.6%
--------------------------------------------------------------------------------
Affiliated Managers Group*#             136,920      7,473
Investors Financial Services#           224,470      9,275
SEI Investments                         262,724      8,670
T. Rowe Price Group#                    170,670      9,187
                                                  ----------
Total Other financial
    investment activities                           34,605
                                                  ----------

--------------------------------------------------------------------------------
OTHER FOOD MANUFACTURING--0.6%
--------------------------------------------------------------------------------
McCormick                               175,870      5,895
                                                  ----------
Total Other food manufacturing                       5,895
                                                  ----------

--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Coach*                                  273,160     11,197
                                                  ----------
Total Other leather & allied
    product manufacturing                           11,197
                                                  ----------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.7%
--------------------------------------------------------------------------------
International Game Technology           351,800     15,817
Marvel Enterprises*                     526,215     10,098
                                                  ----------
Total Other miscellaneous
    manufacturing                                   25,915
                                                  ----------

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 23

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--4.1%
--------------------------------------------------------------------------------
Elan ADR*                               253,330   $  5,224
Invitrogen*#                            107,640      7,717
IVAX*                                   187,220      4,263
Neurocrine Biosciences*#                101,807      6,017
OSI Pharmaceuticals*                    112,100      4,304
Taro Pharmaceuticals Industries*#        69,750      4,045
Watson Pharmaceuticals*                 178,830      7,652
                                                  ----------
Total Pharmaceutical & medicine
    manufacturing                                   39,222
                                                  ----------
--------------------------------------------------------------------------------
PRIMARY METAL MANUFACTURING--0.8%
--------------------------------------------------------------------------------
United States Steel                     208,430      7,768
                                                  ----------
Total Primary metal manufacturing                    7,768
                                                  ----------
--------------------------------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
    SUPPLY WHOLESALE--0.5%
--------------------------------------------------------------------------------
Patterson Dental*#                       70,220      4,818
                                                  ----------
Total Professional & commercial
    equipment & supply wholesale                     4,818
                                                  ----------
--------------------------------------------------------------------------------
PROFESSIONAL, SCIENTIFIC &
    TECHNICAL SERVICES--0.8%
--------------------------------------------------------------------------------
Alliance Data Systems*#                 237,550      7,970
                                                  ----------
Total Professional, scientific &
    technical services                               7,970
                                                  ----------
--------------------------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--1.9%
--------------------------------------------------------------------------------
Citadel Broadcasting*                   236,390      4,125
Univision Communications, Cl A*         196,050      6,472
XM Satellite Radio Holdings*#           258,800      7,246
                                                  ----------
Total Radio & television broadcasting               17,843
                                                  ----------
--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.6%
--------------------------------------------------------------------------------
Biogen Idec*                            299,140     16,632
Gen-Probe*#                             251,239      8,394
                                                  ----------
Total Scientific r&d services                       25,026
                                                  ----------
--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--2.8%
--------------------------------------------------------------------------------
Ameritrade Holding*                     811,920     12,503
Knight Trading Group*                   302,670      3,832
Legg Mason                              116,080     10,770
                                                  ----------
Total Security & commodity contracts
    intermediation & brokerage                      27,105
                                                  ----------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--10.9%
--------------------------------------------------------------------------------
Broadcom, Cl A*                         271,540    $10,636
Cymer*                                  166,510      6,429
Fairchild Semiconductor
    International*                      179,150      4,305
Formfactor*                             305,560      6,395
Marvell Technology Group*#              151,110      6,808
Molex#                                  155,340      4,721
National Semiconductor*                 280,710     12,472
Nvidia*                                 351,950      9,323
PMC-- Sierra*                           623,864     10,587
Power-One*                              419,200      4,636
Sanmina-SCI*                            996,300     10,969
Silicon Laboratories*                   162,740      8,606
Vishay Intertechnology*                 455,560      9,722
                                                  ----------
Total Semiconductor & other electronic
    component manufacturing                        105,609
                                                  ----------

--------------------------------------------------------------------------------
SHIP & BOAT BUILDING--0.7%
--------------------------------------------------------------------------------
Brunswick                               166,580      6,801
                                                  ----------
Total Ship & boat building                           6,801
                                                  ----------

--------------------------------------------------------------------------------
SHOE STORES--0.6%
--------------------------------------------------------------------------------
Foot Locker                             234,400      6,048
                                                  ----------
Total Shoe stores                                    6,048
                                                  ----------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--6.5%
--------------------------------------------------------------------------------
Citrix Systems*                         534,990     11,566
Electronic Arts*#                       230,570     12,442
Openwave Systems*                       562,489      7,504
Red Hat*#                               404,589      9,249
Symantec*                               316,510     14,654
VeriSign*                               445,250      7,387
                                                  ----------
Total Software publishers                           62,802
                                                  ----------

--------------------------------------------------------------------------------
SPECIALIZED DESIGN SERVICES--0.6%
--------------------------------------------------------------------------------
Avaya*                                  357,000      5,669
                                                  ----------
Total Specialized design services                    5,669
                                                  ----------

--------------------------------------------------------------------------------
SPORTING GOODS/HOBBY/MUSICAL
    INSTRUMENT STORES--0.4%
--------------------------------------------------------------------------------
Sports Authority*                       100,860      4,042
                                                  ----------
Total Sporting goods/hobby/
    musical instrument stores                        4,042
                                                  ----------

24  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--0.8%
--------------------------------------------------------------------------------
Adtran                                  271,062   $  8,140
                                                  ----------
Total Telecommunications                             8,140
                                                  ----------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--2.3%
--------------------------------------------------------------------------------
MGM Mirage*                             182,190      8,262
Starwood Hotels & Resorts
    Worldwide                           180,490      7,310
Station Casinos                         152,620      6,741
                                                  ----------
Total Traveler accommodation                        22,313
                                                  ----------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $768,666)                                961,433
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARRANTS--0.0%
--------------------------------------------------------------------------------
MicroStrategy, Expires 06/24/07*          1,550         --

--------------------------------------------------------------------------------
TOTAL WARRANTS
    (COST $0)                                           --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--5.6%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                54,533,400     54,533

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD
    AS COLLATERAL FOR LOANED SECURITIES
    (COST $54,533)                                  54,533
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--105.2%
    (COST $823,199)                              1,015,966
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(5.2)%
--------------------------------------------------------------------------------
Obligation to return securities
    lending collateral                             (54,533)
Payable due to investment adviser                     (606)
Payable due to administrator                          (113)
Other assets and liabilities, net                    4,981

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET            (50,271)
--------------------------------------------------------------------------------

                                                    Value
                                                    (000)
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 42,505,975 outstanding shares
    of beneficial interest                     $ 1,410,492
Portfolio capital of Class II Shares
    (unlimited authorization -- no par value)
    based on 25,552 outstanding shares
    of beneficial interest                             466
Accumulated net investment loss                     (3,870)
Accumulated net realized loss
    on investments                                (634,160)
Net unrealized appreciation
    on investments                                 192,767

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                            $965,695
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES
    ($965,121,724 / 42,505,975 SHARES)              $22.71
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES
    ($573,242 / 25,552 SHARES)                      $22.43
--------------------------------------------------------------------------------

*  Non-income producing security
# Security fully or partially on loan at March 31, 2004 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at March 31, 2004 was $52,614,074.
ADR - American Depository Receipt
Cl - Class
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 25

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND
March 31, 2004

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--99.9%
--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--0.6%
--------------------------------------------------------------------------------
aQuantive*                              138,400   $  1,329
                                                  ----------
Total Advertising & related services                 1,329
                                                  ----------

--------------------------------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--0.6%
--------------------------------------------------------------------------------
USI Holdings*                           102,740      1,519
                                                  ----------
Total Agencies & other insurance
    related activities                               1,519
                                                  ----------

--------------------------------------------------------------------------------
ARCHITECTURAL, ENGINEERING &
    RELATED SERVICES--1.7%
--------------------------------------------------------------------------------
Plexus*                                 154,130      2,742
Tetra Tech*                              60,160      1,291
                                                  ----------
Total Architectural, engineering &
    related services                                 4,033
                                                  ----------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Airgas                                   58,720      1,251
Minerals Technologies                    30,340      1,732
                                                  ----------
Total Basic chemical manufacturing                   2,983
                                                  ----------

--------------------------------------------------------------------------------
CLOTHING STORES--3.2%
--------------------------------------------------------------------------------
Carter's*                                34,020        972
Casual Male Retail Group*#              171,630      1,775
HOT Topic*                               48,160      1,274
Jos. A. Bank Clothiers*                  36,015      1,296
Pacific Sunwear of California*           90,170      2,213
                                                  ----------
Total Clothing stores                                7,530
                                                  ----------

--------------------------------------------------------------------------------
COAL MINING--0.7%
--------------------------------------------------------------------------------
Arch Coal                                51,680      1,622
                                                  ----------
Total Coal mining                                    1,622
                                                  ----------

--------------------------------------------------------------------------------
COLLEGES, UNIVERSITIES &
    PROFESSIONAL SCHOOLS--0.9%
--------------------------------------------------------------------------------
Strayer Education                        17,740      2,075
                                                  ----------
Total Colleges, universities &
    professional schools                             2,075
                                                  ----------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--0.7%
--------------------------------------------------------------------------------
Audiocodes*                             135,900   $  1,576
                                                  ----------
Total Commercial/industrial
    equipment rental & leasing                       1,576
                                                  ----------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--2.3%
--------------------------------------------------------------------------------
MRV Communications*                     435,560      1,451
Plantronics*                             28,550      1,045
Powerwave Technologies*#                124,790        973
Western Wireless, Cl A*                  85,440      1,997
                                                  ----------
Total Communications equipment
    manufacturing                                    5,466
                                                  ----------

--------------------------------------------------------------------------------
COMMUNITY CARE FACILITIES FOR THE ELDERLY--0.7%
--------------------------------------------------------------------------------
NeighborCare*                            65,830      1,596
                                                  ----------
Total Community care facilities
    for the elderly                                  1,596
                                                  ----------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Integrated Device Technology*           129,390      1,941
                                                  ----------
Total Computer & peripheral
    equipment manufacturing                          1,941
                                                  ----------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--1.8%
--------------------------------------------------------------------------------
Digitas*                                129,090      1,329
Epicor Software*                        115,390      1,531
Sapient*                                223,050      1,345
                                                  ----------
Total Computer systems design &
    related services                                 4,205
                                                  ----------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--0.9%
--------------------------------------------------------------------------------
Global Payments                          46,490      2,096
                                                  ----------
Total Data processing services                       2,096
                                                  ----------

--------------------------------------------------------------------------------
DEATH CARE SERVICES--0.7%
--------------------------------------------------------------------------------
Stewart Enterprises*                    221,110      1,607
                                                  ----------
Total Death care services                            1,607
                                                  ----------

26  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--5.1%
--------------------------------------------------------------------------------
Bank of the Ozarks#                      40,991   $  1,129
Bankunited Financial, Cl A*              50,890      1,512
Boston Private Financial Holdings        66,180      1,853
East-West Bancorp                        44,796      2,509
Local Financial*                         44,450        969
Southwest Bancorp of Texas               63,960      2,413
Wintrust Financial                       30,680      1,492
                                                  ----------
Total Depository credit intermediation              11,877
                                                  ----------

--------------------------------------------------------------------------------
DIRECT SELLING ESTABLISHMENTS--0.7%
--------------------------------------------------------------------------------
J. Jill Group*                           75,320      1,546
                                                  ----------
Total Direct selling establishments                  1,546
                                                  ----------

--------------------------------------------------------------------------------
EMPLOYMENT SERVICES--1.5%
--------------------------------------------------------------------------------
Administaff*                             77,440      1,350
MPS Group*                              192,210      2,137
                                                  ----------
Total Employment services                            3,487
                                                  ----------

--------------------------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION
    EQUIPMENT MANUFACTURING--0.5%
--------------------------------------------------------------------------------
China Yuchai International               53,530      1,071
                                                  ----------
Total Engine, turbine & power transmission
    equipment manufacturing                          1,071
                                                  ----------

--------------------------------------------------------------------------------
FRUIT & TREE NUT FARMING--0.5%
--------------------------------------------------------------------------------
John B. Sanfilippo & Son*                31,360      1,151
                                                  ----------
Total Fruit & tree nut farming                       1,151
                                                  ----------

--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--1.5%
--------------------------------------------------------------------------------
PF Chang's China Bistro*#                35,240      1,773
Rare Hospitality International*          60,820      1,688
                                                  ----------
Total Full-service restaurants                       3,461
                                                  ----------

--------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--0.4%
--------------------------------------------------------------------------------
American Healthways*#                    41,770      1,020
                                                  ----------
Total General medical &
    surgical hospitals                               1,020
                                                  ----------

--------------------------------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALERS--0.3%
--------------------------------------------------------------------------------
United Natural Foods*                    14,940        718
                                                  ----------
Total Grocery & related
    product wholesalers                                718
                                                  ----------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--1.5%
--------------------------------------------------------------------------------
Accredo Health*                          52,480   $  2,000
NBTY*                                    39,120      1,454
                                                  ----------
Total Health & personal care stores                  3,454
                                                  ----------

--------------------------------------------------------------------------------
HOME FURNISHINGS STORES--1.4%
--------------------------------------------------------------------------------
Cost Plus*                               37,610      1,570
Tuesday Morning*                         50,810      1,751
                                                  ----------
Total Home furnishings stores                        3,321
                                                  ----------

--------------------------------------------------------------------------------
HVAC & COMMERCIAL REFRIGERATION
    EQUIPMENT MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Engineered Support Systems               27,710      1,352
                                                  ----------
Total Hvac & commercial refrigeration
    equipment manufacturing                          1,352
                                                  ----------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Varian Semiconductor
    Equipment Associates*#               58,750      2,467
                                                  ----------
Total Industrial machinery
    manufacturing                                    2,467
                                                  ----------

--------------------------------------------------------------------------------
INFORMATION SERVICES--4.1%
--------------------------------------------------------------------------------
CNET Networks*                          208,950      2,158
eSpeed, Cl A*                            52,320      1,097
FindWhat.com*#                           80,900      1,752
iVillage*                               225,140      1,549
Mindspeed Technologies*                 231,610      1,512
RSA Security*                            80,980      1,522
                                                  ----------
Total Information services                           9,590
                                                  ----------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--2.5%
--------------------------------------------------------------------------------
Bristol West Holdings*                   67,770      1,383
Direct General*                          41,670      1,508
Platinum Underwriters Holdings           47,460      1,521
Selective Insurance Group                43,670      1,532
                                                  ----------
Total Insurance carriers                             5,944
                                                  ----------

--------------------------------------------------------------------------------
LAWN & GARDEN EQUIPMENT &
    SUPPLIES STORES--0.6%
--------------------------------------------------------------------------------
Tractor Supply*                          34,430      1,333
                                                  ----------
Total Lawn & garden equipment &
    supplies stores                                  1,333
                                                  ----------

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 27

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)

--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--1.9%
--------------------------------------------------------------------------------
DiamondCluster International*           149,660   $  1,449
Korn/Ferry International*                58,990        944
Navigant Consulting*                    102,980      2,083
                                                  ----------
Total Management, scientific &
    technical consulting services                    4,476
                                                  ----------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--3.1%
--------------------------------------------------------------------------------
Armor Holdings*                          50,100      1,658
Cooper                                   47,740      2,578
Inamed*                                  35,525      1,893
Wright Medical Group*                    37,540      1,152
                                                  ----------
Total Medical equipment &
    supplies manufacturing                           7,281
                                                  ----------

--------------------------------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--0.4%
--------------------------------------------------------------------------------
Lions Gate Entertainment*               149,750        936
                                                  ----------
Total Motion picture & video industries                936
                                                  ----------

--------------------------------------------------------------------------------
MOTOR VEHICLE BODY & TRAILER
    MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Wabash National*#                        67,070      1,583
Winnebago Industries                     37,750      1,176
                                                  ----------
Total Motor vehicle body &
    trailer manufacturing                            2,759
                                                  ----------

--------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION--0.6%
--------------------------------------------------------------------------------
Quicksilver Resources*                   34,350      1,331
                                                  ----------
Total Natural gas distribution                       1,331
                                                  ----------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--2.1%
--------------------------------------------------------------------------------
Roper Industries                         31,660      1,528
Varian*                                  57,740      2,319
Veeco Instruments*                       41,380      1,161
                                                  ----------
Total Navigational/measuring/medical/
    control instruments manufacturing                5,008
                                                  ----------

--------------------------------------------------------------------------------
NURSING CARE FACILITIES--1.7%
--------------------------------------------------------------------------------
Genesis HealthCare*                      74,325      1,810
Kindred Healthcare*                      41,710      2,098
                                                  ----------
Total Nursing care facilities                        3,908
                                                  ----------

                                                     Value
                                         Shares      (000)

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--2.2%
--------------------------------------------------------------------------------
KCS Energy*                             125,770   $  1,346
Southwestern Energy*                     67,150      1,620
Tom Brown*                               59,900      2,252
                                                  ----------
Total Oil & gas extraction                           5,218
                                                  ----------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--3.0%
--------------------------------------------------------------------------------
Andrew*                                  84,030      1,471
Artesyn Technologies*                   179,990      1,713
GrafTech International*                 109,640      1,639
Wilson Greatbatch
    Technologies*#                       58,900      2,137
                                                  ----------
Total Other electrical equipment &
    component manufacturing                          6,960
                                                  ----------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--0.4%
--------------------------------------------------------------------------------
Affiliated Managers Group*               18,945      1,034
                                                  ----------
Total Other financial
    investment activities                            1,034
                                                  ----------

--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--1.2%
--------------------------------------------------------------------------------
IDEX                                     36,520      1,588
Nordson                                  29,630      1,110
                                                  ----------
Total Other general purpose
    machinery manufacturing                          2,698
                                                  ----------

--------------------------------------------------------------------------------
OTHER HEAVY CONSTRUCTION--0.7%
--------------------------------------------------------------------------------
Dycom Industries*                        65,620      1,740
                                                  ----------
Total Other heavy construction                       1,740
                                                  ----------

--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--1.7%
--------------------------------------------------------------------------------
Kilroy Realty                            43,450      1,542
Ventas                                   88,030      2,419
                                                  ----------
Total Other investment pools & funds                 3,961
                                                  ----------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.7%
--------------------------------------------------------------------------------
Alliance Gaming*#                        56,710      1,822
Multimedia Games*#                       76,710      1,898
Scientific Games, Cl A*                 136,640      2,558
                                                  ----------
Total Other miscellaneous manufacturing              6,278
                                                  ----------

28  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OTHER NONMETALLIC MINERAL
    PRODUCT MANUFACTURING--0.7%
--------------------------------------------------------------------------------
CARBO Ceramics                           24,640   $  1,551
                                                  ----------
Total Other nonmetallic mineral
    product manufacturing                            1,551
                                                  ----------

--------------------------------------------------------------------------------
OUTPATIENT CARE CENTERS--2.3%
--------------------------------------------------------------------------------
Select Medical                          149,740      2,501
Sierra Health Services*                  79,050      2,877
                                                  ----------
Total Outpatient care centers                        5,378
                                                  ----------

--------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Headwaters*                              52,510      1,345
                                                  ----------
Total Petroleum & coal products
    manufacturing                                    1,345
                                                  ----------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--8.7%
--------------------------------------------------------------------------------
Dade Behring Holdings*                   90,360      4,019
Digene*#                                 46,700      1,605
Impax Laboratories*                      68,870      1,541
KV Pharmaceutical, Cl A*                 69,390      1,704
MGI Pharma*                              66,880      4,097
NPS Pharmaceuticals*                     39,150      1,118
Onyx Pharmaceuticals*#                   34,910      1,412
OSI Pharmaceuticals*                     49,450      1,899
QLT*                                     43,740      1,117
Salix Pharmaceuticals*                   58,830      1,707
                                                  ----------
Total Pharmaceutical & medicine
    manufacturing                                   20,219
                                                  ----------

--------------------------------------------------------------------------------
RAIL TRANSPORTATION--0.6%
--------------------------------------------------------------------------------
Genesee & Wyoming, Cl A*                 52,380      1,294
                                                  ----------
Total Rail transportation                            1,294
                                                  ----------

--------------------------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--1.0%
--------------------------------------------------------------------------------
Airtran Holdings*                       198,140      2,354
                                                  ----------
Total Scheduled air transportation                   2,354
                                                  ----------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.7%
--------------------------------------------------------------------------------
Covance*                                 64,160      2,210
Gen-Probe*                               67,220      2,246
Nektar Therapeutics*                     86,620      1,869
                                                  ----------
Total Scientific r&d services                        6,325
                                                  ----------

                                                     Value
                                         Shares      (000)

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS INTERMEDIATION & BROKERAGE--1.1%
--------------------------------------------------------------------------------
Jefferies Group                          38,460   $  1,359
Knight Trading Group*                    95,180      1,205
                                                  ----------
Total Security & commodity contracts
    intermediation & brokerage                       2,564
                                                  ----------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--8.7%
--------------------------------------------------------------------------------
Aeroflex*                               152,380      2,051
Benchmark Electronics*                   41,510      1,307
Cymer*                                   44,190      1,706
Exar*                                   142,790      2,642
Integrated Silicon Solutions*            78,500      1,393
Lattice Semiconductor*                   63,780        557
Micrel*                                 110,630      1,477
Microsemi*                              159,470      2,181
Omnivision Technologies*                 70,980      1,938
ON Semiconductor*                       116,310        877
Power-One*                              139,810      1,546
Vitesse Semiconductor*                  374,770      2,657
                                                  ----------
Total Semiconductor & other
    electronic component
    manufacturing                                   20,332
                                                  ----------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--7.1%
--------------------------------------------------------------------------------
Advent Software*                         65,590      1,227
Akamai Technologies*#                   131,000      1,721
F5 Networks*                             99,140      3,356
Filenet*                                 73,370      1,955
Hyperion Solutions*                      36,960      1,532
Openwave Systems*                       127,286      1,698
SkillSoft ADR*#                         100,363      1,295
TIBCO Software*                         210,060      1,716
Verint Systems*                          69,700      2,154
                                                  ----------
Total Software publishers                           16,654
                                                  ----------

--------------------------------------------------------------------------------
SPORTING GOODS/HOBBY/MUSICAL
    INSTRUMENT STORES--0.8%
--------------------------------------------------------------------------------
Sports Authority*                        48,950      1,962
                                                  ----------
Total Sporting goods/hobby/
    musical instrument stores                        1,962
                                                  ----------

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 29

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
STEEL PRODUCT MANUFACTURING
    FROM PURCHASED STEEL--0.6%
--------------------------------------------------------------------------------
Steel Dynamics*                          56,560   $  1,402
                                                  ----------
Total Steel product manufacturing
    from purchased steel                             1,402
                                                  ----------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--2.2%
--------------------------------------------------------------------------------
Anaren*                                  63,880      1,008
Commonwealth Telephone
    Enterprises*                         30,470      1,250
Oplink Communications*                  474,810      1,192
Tekelec*                                100,020      1,659
                                                  ----------
Total Telecommunications                             5,109
                                                  ----------

--------------------------------------------------------------------------------
WASTE COLLECTION--0.7%
--------------------------------------------------------------------------------
Waste Connections*                       43,260      1,723
                                                  ----------
Total Waste collection                               1,723
                                                  ----------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $188,766)                                233,170
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARRANTS--0.0%
--------------------------------------------------------------------------------
MicroStrategy, Expires 06/24/07*          4,419          1

--------------------------------------------------------------------------------
TOTAL WARRANTS
    (COST $0)                                            1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--5.9%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                13,878,440     13,878

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $13,878)                                  13,878
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--105.8%
    (COST $202,644)                                247,049
--------------------------------------------------------------------------------

                                                     Value
                                                     (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(5.8)%
--------------------------------------------------------------------------------
Obligation to return securities
    lending collateral                          $  (13,878)
Payable due to investment adviser                     (171)
Payable due to administrator                           (27)
Other assets and liabilities, net                      424

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET            (13,652)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
   (unlimited authorization -- no par value)
    based on 10,538,015 outstanding shares
    of beneficial interest                         350,061
Accumulated net investment loss                     (1,058)
Accumulated net realized loss
    on investments                                (160,011)
Net unrealized appreciation
    on investments                                  44,405

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                            $233,397
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $22.15
--------------------------------------------------------------------------------

*  Non-income producing security
# Security fully or partially on loan at March 31, 2004 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at March 31, 2004 was $13,218,648.
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.

30  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND
March 31, 2004

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--89.1%
--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--0.5%
--------------------------------------------------------------------------------
Modem Media*                            308,070   $  2,002
                                                  ----------
Total Advertising & related services                 2,002
                                                  ----------

--------------------------------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--1.2%
--------------------------------------------------------------------------------
LabOne*#                                145,280      4,417
                                                  ----------
Total Agencies & other insurance
    related activities                               4,417
                                                  ----------

--------------------------------------------------------------------------------
AUTOMOTIVE EQUIPMENT RENTAL & LEASING--0.9%
--------------------------------------------------------------------------------
Dollar Thrifty Automotive Group*        128,570      3,249
                                                  ----------
Total Automotive equipment
    rental & leasing                                 3,249
                                                  ----------

--------------------------------------------------------------------------------
AUTOMOTIVE PARTS, ACCESSORIES & TIRE STORES--0.8%
--------------------------------------------------------------------------------
MarineMax*                              111,710      2,968
                                                  ----------
Total Automotive parts, accessories &
    tire stores                                      2,968
                                                  ----------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Tetra Technologies*#                    148,200      3,872
                                                  ----------
Total Basic chemical manufacturing                   3,872
                                                  ----------

--------------------------------------------------------------------------------
BEER/WINE/DISTILLED ALCOHOLIC
    BEVERAGE WHOLESALE--0.6%
--------------------------------------------------------------------------------
Central European Distribution*#          63,150      2,042
                                                  ----------
Total Beer/wine/distilled alcoholic
    beverage wholesale                               2,042
                                                  ----------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--0.2%
--------------------------------------------------------------------------------
Robert Mondavi*#                         23,419        886
                                                  ----------
Total Beverage manufacturing                           886
                                                  ----------

--------------------------------------------------------------------------------
BUSINESS SUPPORT SERVICES--2.0%
--------------------------------------------------------------------------------
Bankrate*#                              204,570      4,073
Icon ADR*                                41,380      1,462
Startek                                  51,420      1,869
                                                  ----------
Total Business support services                      7,404
                                                  ----------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
CLOTHING STORES--2.0%
--------------------------------------------------------------------------------
Casual Male Retail Group*#              288,670  $   2,985
Goody's Family Clothing#                118,910      1,697
Jos. A. Bank Clothiers*#                 79,605      2,866
                                                  ----------
Total Clothing stores                                7,548
                                                  ----------

--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--1.7%
--------------------------------------------------------------------------------
Audiocodes*                             168,060      1,949
Ditech Communications*                  141,850      2,365
NMS Communications*                     278,924      1,997
                                                  ----------
Total Commercial/industrial equipment
    rental & leasing                                 6,311
                                                  ----------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Comtech Telecommunications*#             48,850      1,133
Radyne Comstream*#                      249,590      2,371
                                                  ----------
Total Communications equipment
    manufacturing                                    3,504
                                                  ----------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--3.5%
--------------------------------------------------------------------------------
Digitas*#                               252,340      2,597
IMPAC Medical Systems*#                  92,828      2,089
Lipman Electronic Engineering*           39,770      1,863
Quality Systems*                         42,780      1,943
SafeNet*                                 57,610      2,163
Sapient*                                386,130      2,328
                                                  ----------
Total Computer systems design &
    related services                                12,983
                                                  ----------

--------------------------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--3.0%
--------------------------------------------------------------------------------
Oxford Industries#                      238,050     10,996
                                                  ----------
Total Cut & sew apparel manufacturing               10,996
                                                  ----------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--7.9%
--------------------------------------------------------------------------------
BankAtlantic Bancorp, Cl A              260,700      4,421
Bankunited Financial, Cl A*#             90,370      2,684
Boston Private Financial
    Holdings#                            97,240      2,723
Commercial Capital Bancorp*#            171,036      3,920

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 31

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
FirstFed Financial*                      61,740   $  2,848
IberiaBank#                              45,250      2,663
Nara Bancorp                             74,440      2,205
PFF Bancorp                              67,368      2,569
Seacoast Financial Services#             86,140      2,886
Sterling Financial*                      62,631      2,310
                                                  ----------
Total Depository credit intermediation              29,229
                                                  ----------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--0.7%
--------------------------------------------------------------------------------
PC Mall*#                               147,970      2,714
                                                  ----------
Total Electronic shopping &
    mail-order houses                                2,714
                                                  ----------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--0.2%
--------------------------------------------------------------------------------
Navarre*#                               111,120        663
                                                  ----------
Total Electronics & appliance stores                   663
                                                  ----------

--------------------------------------------------------------------------------
EMPLOYMENT SERVICES--1.0%
--------------------------------------------------------------------------------
Gevity HR#                              131,850      3,850
                                                  ----------
Total Employment services                            3,850
                                                  ----------

--------------------------------------------------------------------------------
FRUIT & TREE NUT FARMING--0.7%
--------------------------------------------------------------------------------
John B. Sanfilippo & Son*                69,710      2,558
                                                  ----------
Total Fruit & tree nut farming                       2,558
                                                  ----------

--------------------------------------------------------------------------------
GROCERY STORES--0.9%
--------------------------------------------------------------------------------
Smart & Final*                          295,940      3,397
                                                  ----------
Total Grocery stores                                 3,397
                                                  ----------

--------------------------------------------------------------------------------
HOME HEALTH CARE SERVICES--0.7%
--------------------------------------------------------------------------------
Intuitive Surgical*#                    149,249      2,537
                                                  ----------
Total Home health care services                      2,537
                                                  ----------

--------------------------------------------------------------------------------
HOUSEHOLD APPLIANCE MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Middleby*                                43,820      2,002
                                                  ----------
Total Household appliance manufacturing              2,002
                                                  ----------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Mattson Technology*                     271,570      3,248
                                                  ----------
Total Industrial machinery
    manufacturing                                    3,248
                                                  ----------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
INFORMATION SERVICES--1.9%
--------------------------------------------------------------------------------
Autobytel*                              249,570   $  3,294
FindWhat.com*#                           97,130      2,103
SupportSoft*                            146,780      1,616
                                                  ----------
Total Information services                           7,013
                                                  ----------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--2.4%
--------------------------------------------------------------------------------
ProAssurance*                            71,130      2,489
Triad Guaranty*                          69,480      3,665
Universal American Financial*           212,890      2,555
                                                  ----------
Total Insurance carriers                             8,709
                                                  ----------

--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--2.6%
--------------------------------------------------------------------------------
Charles River Associates*               136,180      4,465
DiamondCluster International*#          194,410      1,882
Navigant Consulting*#                   166,780      3,374
                                                  ----------
Total Management, scientific &
    technical consulting services                    9,721
                                                  ----------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--3.0%
--------------------------------------------------------------------------------
Advanced Neuromodulation
    Systems*#                            81,045      2,925
Hanger Orthopedic Group*                173,800      3,137
Sola International*#                    214,590      4,989
                                                  ----------
Total Medical equipment & supplies
    manufacturing                                   11,051
                                                  ----------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.4%
--------------------------------------------------------------------------------
Oceaneering International*#              91,910      2,799
Willbros Group*#                        152,340      2,286
                                                  ----------
Total Mining support activities                      5,085
                                                  ----------

--------------------------------------------------------------------------------
MISCELLANEOUS NONDURABLE
    GOODS WHOLESALE--0.5%
--------------------------------------------------------------------------------
Source Interlink*                       147,780      1,847
                                                  ----------
Total Miscellaneous nondurable
    goods wholesale                                  1,847
                                                  ----------

32  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
MOTOR VEHICLE BODY & TRAILER
    MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Monaco Coach*#                          149,220   $  3,999
                                                  ----------
Total Motor vehicle body &
    trailer manufacturing                            3,999
                                                  ----------

--------------------------------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--1.3%
--------------------------------------------------------------------------------
ESCO Technologies*#                     103,590      4,778
                                                  ----------
Total Motor vehicle parts manufacturing              4,778
                                                  ----------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--2.5%
--------------------------------------------------------------------------------
Aclara BioSciences*                     269,250      1,055
Credence Systems*#                      252,160      2,996
EDO#                                    107,890      2,598
Herley Industries*#                      71,970      1,359
LeCroy*                                  49,110      1,020
                                                  ----------
Total Navigational/measuring/medical/
    control instruments manufacturing                9,028
                                                  ----------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.3%
--------------------------------------------------------------------------------
Cash America International              132,620      3,057
Ezcorp*                                  63,425        652
United PanAm Financial*                  72,290      1,156
                                                  ----------
Total Nondepository credit
    intermediation                                   4,865
                                                  ----------

--------------------------------------------------------------------------------
NONFERROUS PRODUCTION & PROCESSING--1.1%
--------------------------------------------------------------------------------
Encore Wire*                             71,472      2,662
Intermagnetics General*                  51,770      1,372
                                                  ----------
Total Nonferrous production &
    processing                                       4,034
                                                  ----------

--------------------------------------------------------------------------------
NURSING CARE FACILITIES--0.5%
--------------------------------------------------------------------------------
Mariner Health Care*                    118,180      2,013
                                                  ----------
Total Nursing care facilities                        2,013
                                                  ----------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--4.8%
--------------------------------------------------------------------------------
Brigham Exploration*                    335,750      2,468
Comstock Resources*                     221,000      4,391
KCS Energy*                              62,870        673
Petroleum Development*                  292,500      8,380
Southwestern Energy*                     72,190      1,741
                                                  ----------
Total Oil & gas extraction                          17,653
                                                  ----------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Ultralife Batteries*#                   169,470   $  3,615
                                                  ----------
Total Other electrical equipment &
    component manufacturing                          3,615
                                                  ----------

--------------------------------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Metals USA*                             134,920      1,745
                                                  ----------
Total Other fabricated metal
    product manufacturing                            1,745
                                                  ----------

--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--0.9%
--------------------------------------------------------------------------------
JLG Industries#                         237,900      3,402
                                                  ----------
Total Other general purpose
    machinery manufacturing                          3,402
                                                  ----------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS
    MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Shuffle Master*#                         39,920      1,856
                                                  ----------
Total Other miscellaneous manufacturing              1,856
                                                  ----------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS STORE RETAILERS--0.5%
--------------------------------------------------------------------------------
Brookstone*#                             72,360      1,991
                                                  ----------
Total Other miscellaneous store retailers            1,991
                                                  ----------

--------------------------------------------------------------------------------
OUTPATIENT CARE CENTERS--3.9%
--------------------------------------------------------------------------------
Amsurg*                                 118,150      2,683
Psychiatric Solutions*#                  98,229      1,842
Sierra Health Services*                 268,530      9,774
                                                  ----------
Total Outpatient care centers                       14,299
                                                  ----------

--------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--0.9%
--------------------------------------------------------------------------------
ElkCorp                                 120,510      3,265
                                                  ----------
Total Petroleum & coal products
    manufacturing                                    3,265
                                                  ----------

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 33

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--4.5%
--------------------------------------------------------------------------------
Able Laboratories*#                      79,310   $  1,549
Atherogenics*#                          140,980      3,224
Nabi Biopharmaceuticals*                179,310      2,788
Penwest Pharmaceuticals*#                88,550      1,294
Salix Pharmaceuticals*#                 263,160      7,637
                                                  ----------
Total Pharmaceutical & medicine
    manufacturing                                   16,492
                                                  ----------

--------------------------------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--1.5%
--------------------------------------------------------------------------------
Jarden*#                                156,765      5,567
                                                  ----------
Total Plastics product manufacturing                 5,567
                                                  ----------

--------------------------------------------------------------------------------
PLUMBING, HEATING & AIR CONDITIONING
    CONTRACTOR--1.5%
--------------------------------------------------------------------------------
Roto-Rooter                             108,790      5,499
                                                  ----------
Total Plumbing, heating &
    air conditioning contractor                      5,499
                                                  ----------

--------------------------------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
    SUPPLY WHOLESALE--1.3%
--------------------------------------------------------------------------------
Mobility Electronics*#                  368,020      3,349
Neoware Systems*#                       124,817      1,282
                                                  ----------
Total Professional & commercial
    equipment & supply wholesale                     4,631
                                                  ----------

--------------------------------------------------------------------------------
RAIL TRANSPORTATION--1.3%
--------------------------------------------------------------------------------
Genesee & Wyoming, Cl A*#               199,387      4,925
                                                  ----------
Total Rail transportation                            4,925
                                                  ----------

--------------------------------------------------------------------------------
REMEDIATION & OTHER WASTE
    MANAGEMENT SERVICES--1.6%
--------------------------------------------------------------------------------
Metal Management*#                      122,420      4,490
Sunopta*                                126,500      1,251
                                                  ----------
Total Remediation & other waste
    management services                              5,741
                                                  ----------

--------------------------------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION--1.0%
--------------------------------------------------------------------------------
Brookfield Homes                         41,980      1,473
Levitt*                                  97,305      2,384
                                                  ----------
Total Residential building construction              3,857
                                                  ----------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.3%
--------------------------------------------------------------------------------
GTX*                                     73,070  $     760
Interpore International*                121,330      1,745
Inveresk Research Group*                143,650      4,082
ViroLogic*#                             582,400      1,765
                                                  ----------
Total Scientific r&d services                        8,352
                                                  ----------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--2.7%
--------------------------------------------------------------------------------
Aeroflex*#                              231,660      3,118
Merix*#                                 178,030      3,284
Richardson Electronics                  136,080      1,648
TTM Technologies*#                      140,560      1,732
                                                  ----------
Total Semiconductor & other
    electronic component
    manufacturing                                    9,782
                                                  ----------

--------------------------------------------------------------------------------
SHOE STORES--1.3%
--------------------------------------------------------------------------------
Genesco*#                               207,880      4,819
                                                  ----------
Total Shoe stores                                    4,819
                                                  ----------

--------------------------------------------------------------------------------
SOCIAL ASSISTANCE--0.7%
--------------------------------------------------------------------------------
Providence Service*                     151,020      2,691
                                                  ----------
Total Social assistance                              2,691
                                                  ----------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--1.3%
--------------------------------------------------------------------------------
Ansys*#                                  42,900      1,705
MSC.Software*#                          229,060      2,018
Progress Software*#                      47,960      1,150
                                                  ----------
Total Software publishers                            4,873
                                                  ----------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--1.2%
--------------------------------------------------------------------------------
EMS Technologies*                       108,140      2,088
Glenayre Technologies*                  124,700        281
PTEK Holdings*#                         233,390      2,145
                                                  ----------
Total Telecommunications                             4,514
                                                  ----------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--1.4%
--------------------------------------------------------------------------------
Ameristar Casinos*#                      92,230      3,113
MTR Gaming Group*#                      191,130      1,911
                                                  ----------
Total Traveler accommodation                         5,024
                                                  ----------

34  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
WASTE TREATMENT & DISPOSAL--0.7%
--------------------------------------------------------------------------------
Casella Waste Systems, Cl A*            171,929   $  2,500
                                                  ----------
Total Waste treatment & disposal                     2,500
                                                  ----------

--------------------------------------------------------------------------------
WATER, SEWAGE & OTHER SYSTEMS--0.2%
--------------------------------------------------------------------------------
Artesian Resources, Cl A                 28,197        796
                                                  ----------
Total Water, sewage & other systems                    796
                                                  ----------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $253,348)                                328,412
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--25.2%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                92,689,350     92,689

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $92,689)                                  92,689
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH EQUIVALENTS--11.6%
--------------------------------------------------------------------------------
Blackrock TempCash Fund,
    Institutional Shares             18,337,029     18,337
PNC Bank Money Market Fund           24,478,312     24,478

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
    (COST $42,815)                                  42,815
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--125.9%
    (COST $388,852)                                463,916
--------------------------------------------------------------------------------

                                                     Value
                                                     (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(25.9)%
--------------------------------------------------------------------------------
Obligation to return securities
    lending collateral                           $ (92,689)
Payable due to investment adviser                     (314)
Payable due to administrator                           (43)
Other assets and liabilities, net                   (2,292)

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET            (95,338)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 7,441,057 outstanding shares
    of beneficial interest                         261,546
Accumulated net investment loss                     (1,461)
Accumulated net realized gain
    on investments                                  33,429
Net unrealized appreciation
    on investments                                  75,064

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                             $368,578
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                     $49.53
--------------------------------------------------------------------------------

*  Non-income producing security
# Security fully or partially on loan at March 31, 2004 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at March 31, 2004 was $89,462,594.
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 35

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND
March 31, 2004

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--93.8%
--------------------------------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--0.9%
--------------------------------------------------------------------------------
LabOne*                                   7,200  $     219
                                                  ----------
Total Agencies & other insurance
    related activities                                 219
                                                  ----------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Oil States International*                 7,460        100
Terex*                                    6,420        238
                                                  ----------
Total Agriculture, construction &
    mining machinery manufacturing                     338
                                                  ----------

--------------------------------------------------------------------------------
ARCHITECTURAL & STRUCTURAL METALS
    MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Griffon*                                 10,350        224
                                                  ----------
Total Architectural & structural
    metals manufacturing                               224
                                                  ----------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--2.0%
--------------------------------------------------------------------------------
Church & Dwight                           6,720        291
Great Lakes Chemical                      7,640        182
                                                  ----------
Total Basic chemical manufacturing                     473
                                                  ----------

--------------------------------------------------------------------------------
BOILER, TANK & SHIPPING CONTAINER
    MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Silgan Holdings*                          2,530        116
                                                  ----------
Total Boiler, tank & shipping
    container manufacturing                            116
                                                  ----------

--------------------------------------------------------------------------------
CLOTHING STORES--0.7%
--------------------------------------------------------------------------------
AnnTaylor Stores*                         4,080        175
                                                  ----------
Total Clothing stores                                  175
                                                  ----------

--------------------------------------------------------------------------------
COAL MINING--1.3%
--------------------------------------------------------------------------------
Fording Canadian Coal Trust               7,300        295
                                                  ----------
Total Coal mining                                      295
                                                  ----------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Viasat*#                                  4,500   $    112
                                                  ----------
Total Communications equipment
    manufacturing                                      112
                                                  ----------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--3.1%
--------------------------------------------------------------------------------
Digital River*                            4,150         97
Enterasys Networks*                      49,060        124
Inter-Tel                                 7,620        229
Intergraph*                              11,255        272
                                                  ----------
Total Computer systems design &
    related services                                   722
                                                  ----------

--------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES
    WATER TRANSPORTATION--1.6%
--------------------------------------------------------------------------------
Alexander & Baldwin                       8,070        267
OMI*                                     10,060        115
                                                  ----------
Total Deep sea, coastal & great lakes
    water transportation                               382
                                                  ----------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--4.4%
--------------------------------------------------------------------------------
BankAtlantic Bancorp, Cl A               13,695        232
Brookline Bancorp                        10,670        170
People's Bank                             9,010        419
Webster Financial                         4,170        212
                                                  ----------
Total Depository credit intermediation               1,033
                                                  ----------

--------------------------------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--1.3%
--------------------------------------------------------------------------------
Nu Skin Enterprises                      14,750        297
                                                  ----------
Total Drugs & druggists' sundries wholesale            297
                                                  ----------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--0.7%
--------------------------------------------------------------------------------
Insight Enterprises*                      8,130        157
                                                  ----------
Total Electronics & appliance stores                   157
                                                  ----------

--------------------------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION
    EQUIPMENT MANUFACTURING--0.3%
--------------------------------------------------------------------------------
China Yuchai International                4,070         81
                                                  ----------
Total Engine, turbine & power transmission
    equipment manufacturing                             81
                                                  ----------

36  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
FOOTWEAR MANUFACTURING--1.0%
--------------------------------------------------------------------------------
K-Swiss, Cl A                             9,570  $     234
                                                  ----------
Total Footwear manufacturing                           234
                                                  ----------

--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--1.0%
--------------------------------------------------------------------------------
Rare Hospitality International*           8,220        228
                                                  ----------
Total Full-service restaurants                         228
                                                  ----------

--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--2.8%
--------------------------------------------------------------------------------
Accredo Health*                           9,380        358
NBTY*                                     7,860        292
                                                  ----------
Total Health & personal care stores                    650
                                                  ----------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Imation#                                  6,830        257
                                                  ----------
Total Industrial machinery manufacturing               257
                                                  ----------

--------------------------------------------------------------------------------
INFORMATION SERVICES--2.6%
--------------------------------------------------------------------------------
Ask Jeeves*                               6,130        219
Avocent*                                  4,460        164
Interactive Data*                        12,440        221
                                                  ----------
Total Information services                             604
                                                  ----------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--5.3%
--------------------------------------------------------------------------------
Delphi Financial Group, Cl A              5,650        237
IPC Holdings                              5,750        226
Odyssey Re Holdings#                      8,300        224
ProAssurance*                             7,330        257
Selective Insurance Group                 8,400        295
                                                  ----------
Total Insurance carriers                             1,239
                                                  ----------

--------------------------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--2.0%
--------------------------------------------------------------------------------
Brink's                                  16,725        461
                                                  ----------
Total Investigation & security services                461
                                                  ----------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.3%
--------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon            10,350        302
                                                  ----------
Total Limited-service eating places                    302
                                                  ----------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--0.3%
--------------------------------------------------------------------------------
Cardiotech International*                12,360   $     64
                                                  ----------
Total Medical equipment &
    supplies manufacturing                              64
                                                  ----------

--------------------------------------------------------------------------------
METAL ORE MINING--3.3%
--------------------------------------------------------------------------------
Apex Silver Mines*#                      21,830        492
Golden Star Resources*                   39,390        282
                                                  ----------
Total Metal ore mining                                 774
                                                  ----------

--------------------------------------------------------------------------------
MINING (EXCEPT OIL & GAS)--1.2%
--------------------------------------------------------------------------------
Hecla Mining*                            32,530        274
                                                  ----------
Total Mining (except oil & gas)                        274
                                                  ----------

--------------------------------------------------------------------------------
MISCELLANEOUS NONDURABLE
    GOODS WHOLESALE--2.8%
--------------------------------------------------------------------------------
Central Garden and Pet*                   6,410        231
Handleman*                                7,680        184
Source Interlink*                        18,450        230
                                                  ----------
Total Miscellaneous nondurable
    goods wholesale                                    645
                                                  ----------

--------------------------------------------------------------------------------
MOTOR VEHICLE BODY & TRAILER
    MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Wabash National*                          6,560        155
                                                  ----------
Total Motor vehicle body &
    trailer manufacturing                              155
                                                  ----------

--------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION--1.0%
--------------------------------------------------------------------------------
AGL Resources                             8,320        241
                                                  ----------
Total Natural gas distribution                         241
                                                  ----------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--3.3%
--------------------------------------------------------------------------------
Analogic                                  8,840        402
Dionex*                                   4,240        224
United Industrial                         6,980        132
                                                  ----------
Total Navigational/measuring/
    medical/control instruments
    manufacturing                                      758
                                                  ----------

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 37

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
NEWSPAPER/PERIODICAL/BOOK/
    DATABASE PUBLISHERS--1.5%
--------------------------------------------------------------------------------
R.H. Donnelley*                           7,405  $     346
                                                  ----------
Total Newspaper/periodical/book/
    database publishers                                346
                                                  ----------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.2%
--------------------------------------------------------------------------------
Cash America International               11,620        268
                                                  ----------
Total Nondepository credit
    intermediation                                     268
                                                  ----------

--------------------------------------------------------------------------------
NURSING CARE FACILITIES--0.5%
--------------------------------------------------------------------------------
Kindred Healthcare*                       2,260        114
                                                  ----------
Total Nursing care facilities                          114
                                                  ----------

--------------------------------------------------------------------------------
OFFICE SUPPLIES, STATIONERY & GIFT STORES--1.2%
--------------------------------------------------------------------------------
School Specialty*                         7,700        274
                                                  ----------
Total Office supplies, stationery &
    gift stores                                        274
                                                  ----------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--2.5%
--------------------------------------------------------------------------------
KCS Energy*                              14,670        157
Range Resources*                         24,960        303
Southwestern Energy*                      4,890        118
                                                  ----------
Total Oil & gas extraction                             578
                                                  ----------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--1.7%
--------------------------------------------------------------------------------
Gilat Satellite Networks*                13,810        122
Rayovac*                                  9,400        269
                                                  ----------
Total Other electrical equipment &
    component manufacturing                            391
                                                  ----------

--------------------------------------------------------------------------------
OTHER FOOD MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Hain Celestial Group*                     9,750        215
                                                  ----------
Total Other food manufacturing                         215
                                                  ----------

--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Lincoln Electric Holdings                 4,240        119
                                                  ----------
Total Other general purpose
    machinery manufacturing                            119
                                                  ----------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--2.6%
--------------------------------------------------------------------------------
Alexandria Real Estate Equities           4,710   $    297
Capital Automotive REIT                   8,840        312
                                                  ----------
Total Other investment pools & funds                   609
                                                  ----------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.3%
--------------------------------------------------------------------------------
Multimedia Games*                        11,720        290
WMS Industries*                           7,670        238
                                                  ----------
Total Other miscellaneous manufacturing                528
                                                  ----------

--------------------------------------------------------------------------------
OTHER PROFESSIONAL/SCIENTIFIC/
    TECHNICAL SERVICE--0.5%
--------------------------------------------------------------------------------
Dendrite International*                   7,170        115
                                                  ----------
Total Other professional/scientific/
    technical service                                  115
                                                  ----------

--------------------------------------------------------------------------------
OUTPATIENT CARE CENTERS--1.0%
--------------------------------------------------------------------------------
Sierra Health Services*                   6,660        242
                                                  ----------
Total Outpatient care centers                          242
                                                  ----------

--------------------------------------------------------------------------------
PAPER & PAPER PRODUCT WHOLESALE--1.7%
--------------------------------------------------------------------------------
Boise Cascade                            11,090        384
                                                  ----------
Total Paper & paper product wholesale                  384
                                                  ----------

--------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Headwaters*                               9,620        246
                                                  ----------
Total Petroleum & coal products
    manufacturing                                      246
                                                  ----------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--4.7%
--------------------------------------------------------------------------------
Axcan Pharma*#                           16,990        324
Dade Behring Holdings*                    7,800        347
Discovery Laboratories*                  14,850        181
Ligand Pharmaceuticals, Cl B*            12,040        242
                                                  ----------
Total Pharmaceutical & medicine
    manufacturing                                    1,094
                                                  ----------

--------------------------------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--2.2%
--------------------------------------------------------------------------------
Applied Films*                            5,590        156
Jarden*                                   9,950        353
                                                  ----------
Total Plastics product manufacturing                   509
                                                  ----------

38  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
PROFESSIONAL, SCIENTIFIC &
    TECHNICAL SERVICES--0.9%
--------------------------------------------------------------------------------
Alliance Data Systems*                    6,500   $    218
                                                  ----------
Total Professional, scientific &
    technical services                                 218
                                                  ----------

--------------------------------------------------------------------------------
PULP, PAPER & PAPERBOARD MILLS--0.9%
--------------------------------------------------------------------------------
Temple-Inland                             3,470        220
                                                  ----------
Total Pulp, paper & paperboard mills                   220
                                                  ----------

--------------------------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--2.6%
--------------------------------------------------------------------------------
Emmis Communications, Cl A*#             11,360        270
Gray Television                          13,740        201
Spanish Broadcasting System*             13,190        138
                                                  ----------
Total Radio & television broadcasting                  609
                                                  ----------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.6%
--------------------------------------------------------------------------------
Nektar Therapeutics*                      5,440        118
Symyx Technologies*                       8,770        251
                                                  ----------
Total Scientific r&d services                          369
                                                  ----------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--1.1%
--------------------------------------------------------------------------------
Chicago Mercantile Exchange#              2,590        251
                                                  ----------
Total Securities & commodity exchanges                 251
                                                  ----------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--2.1%
--------------------------------------------------------------------------------
Jefferies Group                           7,520        266
Piper Jaffray*                            4,120        223
                                                  ----------
Total Security & commodity contracts
    intermediation & brokerage                         489
                                                  ----------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--1.6%
--------------------------------------------------------------------------------
Amphenol, Cl A*                           5,700        169
NAM TAI Electronics#                      8,450        215
                                                  ----------
Total Semiconductor & other electronic
    component manufacturing                            384
                                                  ----------

--------------------------------------------------------------------------------
SERVICES TO BUILDINGS & DWELLINGS--1.0%
--------------------------------------------------------------------------------
Rollins                                   9,160        236
                                                  ----------
Total Services to buildings & dwellings                236
                                                  ----------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Elizabeth Arden*                         11,890   $    251
                                                  ----------
Total Soap, cleaners & toilet
    preparation manufacturing                          251
                                                  ----------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--0.9%
--------------------------------------------------------------------------------
Borland Software*                        13,430        122
MSC.Software*                             9,050         80
                                                  ----------
Total Software publishers                              202
                                                  ----------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--2.4%
--------------------------------------------------------------------------------
Alamosa Holdings*#                       56,260        328
NII Holdings, Cl B*                       6,820        239
                                                  ----------
Total Telecommunications                               567
                                                  ----------

--------------------------------------------------------------------------------
TRUCK TRANSPORTATION--2.1%
--------------------------------------------------------------------------------
Laidlaw International*                   33,980        494
                                                  ----------
Total Truck transportation                             494
                                                  ----------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $18,393)                                  21,832
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--7.1%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                 1,638,700      1,639

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $1,639)                                    1,639
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH EQUIVALENTS--7.0%
--------------------------------------------------------------------------------
Blackrock TempCash Fund,
    Institutional Shares              1,159,035      1,159
Blackrock TempFund,
    Institutional Shares                471,417        471

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
    (COST $1,630)                                    1,630
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--107.9%
    (COST $21,662)                                  25,101
--------------------------------------------------------------------------------

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 39

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER SMALL CAP EQUITY FUND

                                                                           Value
                                                                           (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(7.9)%
--------------------------------------------------------------------------------
Obligation to return securities
    lending collateral                           $  (1,639)
Payable due to investment adviser                      (13)
Payable due to administrator                            (3)
Payable due to distributor                              (5)
Other assets and liabilities, net                     (176)

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET             (1,836)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares
    (unlimited authorization -- no par value)
    based on 1,664,790 outstanding shares
    of beneficial interest                          18,934
Accumulated net investment loss                        (35)
Accumulated net realized gain
    on investments                                     927
Net unrealized appreciation
    on investments                                   3,439

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                              $23,265
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES                $13.97
--------------------------------------------------------------------------------

*  Non-income producing security
# Security fully or partially on loan at March 31, 2004 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at March 31, 2004 was $1,548,033.
Cl - Class
REIT - Real estate investment trust

The accompanying notes are an integral part of the financial statements.

40  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

TURNER TECHNOLOGY FUND
March 31, 2004

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--99.9%
--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--3.3%
--------------------------------------------------------------------------------
Comverse Technology*                     40,970   $    743
                                                  ----------
Total Commercial/industrial
    equipment rental & leasing                         743
                                                  ----------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--7.1%
--------------------------------------------------------------------------------
Cisco Systems*                           42,620      1,002
Motorola                                 32,610        574
                                                  ----------
Total Communications equipment
    manufacturing                                    1,576
                                                  ----------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--9.8%
--------------------------------------------------------------------------------
Dell*                                    26,490        891
EMC*                                     63,480        864
Integrated Device Technology*            28,950        434
                                                  ----------
Total Computer & peripheral
    equipment manufacturing                          2,189
                                                  ----------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--3.7%
--------------------------------------------------------------------------------
eBay*                                    11,990        831
                                                  ----------
Total Electronic shopping &
    mail-order houses                                  831
                                                  ----------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--2.4%
--------------------------------------------------------------------------------
CDW                                       7,950        538
                                                  ----------
Total Electronics & appliance stores                   538
                                                  ----------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--2.6%
--------------------------------------------------------------------------------
Kla-Tencor*                              11,330        570
                                                  ----------
Total Industrial machinery manufacturing               570
                                                  ----------

--------------------------------------------------------------------------------
INFORMATION SERVICES--8.6%
--------------------------------------------------------------------------------
CNET Networks*                           60,460        624
Juniper Networks*#                       24,710        643
Yahoo!*                                  13,310        647
                                                  ----------
Total Information services                           1,914
                                                  ----------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--2.2%
--------------------------------------------------------------------------------
Corning*                                 43,690   $    488
                                                  ----------
Total Other electrical equipment &
    component manufacturing                            488
                                                  ----------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--5.0%
--------------------------------------------------------------------------------
Invitrogen*                               7,430        533
Watson Pharmaceuticals*                  13,410        574
                                                  ----------
Total Pharmaceutical &
    medicine manufacturing                           1,107
                                                  ----------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.1%
--------------------------------------------------------------------------------
Gen-Probe*                               14,080        470
                                                  ----------
Total Scientific r&d services                          470
                                                  ----------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--4.0%
--------------------------------------------------------------------------------
Ameritrade Holding*                      27,680        426
Charles Schwab                           39,090        454
                                                  ----------
Total Security & commodity contracts
    intermediation & brokerage                         880
                                                  ----------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--33.0%
--------------------------------------------------------------------------------
Analog Devices                            9,230        443
Applied Materials*                       26,200        560
Broadcom, Cl A*                          14,290        560
Cymer*                                   10,400        402
Intel                                    24,570        668
National Semiconductor*                  20,670        918
Nvidia*                                  25,470        675
PMC - Sierra*                            26,370        448
Sanmina-SCI*                             48,920        539
Silicon Laboratories*                     9,860        521
Vishay Intertechnology*                  26,240        560
Vitesse Semiconductor*                   68,300        484
Xilinx*                                  15,320        582
                                                  ----------
Total Semiconductor & other electronic
    component manufacturing                          7,360
                                                  ----------

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 41

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER TECHNOLOGY FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--11.9%
--------------------------------------------------------------------------------
Openwave Systems*#                       37,170  $     496
Red Hat*                                 29,080        665
SAP ADR                                  15,730        618
Symantec*                                10,690        495
TIBCO Software*                          46,000        376
                                                  ----------
Total Software publishers                            2,650
                                                  ----------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--4.2%
--------------------------------------------------------------------------------
Adtran                                   14,840        446
Oplink Communications*                  197,700        496
                                                  ----------
Total Telecommunications                               942
                                                  ----------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $20,397)                                  22,258
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARRANTS--0.0%
--------------------------------------------------------------------------------
MicroStrategy, Expires 06/24/07*          3,426          1

--------------------------------------------------------------------------------
TOTAL WARRANTS
    (COST $0)                                            1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--4.8%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                 1,055,600      1,056

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $1,056)                                    1,056
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH EQUIVALENT--0.2%
--------------------------------------------------------------------------------
Blackrock TempCash Fund,
    Institutional Shares                 53,086         53

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $53)                                          53
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--104.9%
    (COST $21,506)                                  23,368
--------------------------------------------------------------------------------

                                                     Value
                                                     (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(4.9)%
--------------------------------------------------------------------------------
Obligation to return securities
    lending collateral                           $  (1,056)
Payable due to investment adviser                      (22)
Payable due to administrator                            (3)
Other assets and liabilities, net                      (12)

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET             (1,093)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 3,549,259 outstanding shares
    of beneficial interest                         150,198
Accumulated net investment loss                       (173)
Accumulated net realized loss
    on investments                                (129,612)
Net unrealized appreciation
    on investments                                   1,862

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                              $22,275
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                  $6.28
--------------------------------------------------------------------------------

*  Non-income producing security
# Security fully or partially on loan at March 31, 2004 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at March 31, 2004 was $989,600.
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.

42  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER CONCENTRATED GROWTH FUND
March 31, 2004

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--97.9%
--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--4.7%
--------------------------------------------------------------------------------
Deere                                    17,860   $  1,238
Smith International*                     21,490      1,150
                                                  ----------
Total Agriculture, construction &
    mining machinery manufacturing                   2,388
                                                  ----------

--------------------------------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION &
    PROCESSING--3.8%
--------------------------------------------------------------------------------
Alcoa                                    55,740      1,934
                                                  ----------
Total Alumina & aluminum
    production & processing                          1,934
                                                  ----------

--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--2.0%
--------------------------------------------------------------------------------
Comverse Technology*                     56,270      1,021
                                                  ----------
Total Commercial/industrial
    equipment rental & leasing                       1,021
                                                  ----------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--8.9%
--------------------------------------------------------------------------------
Cisco Systems*                           83,030      1,953
Motorola                                143,250      2,521
                                                  ----------
Total Communications equipment
    manufacturing                                    4,474
                                                  ----------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--8.6%
--------------------------------------------------------------------------------
Dell*                                    59,760      2,009
EMC*                                    170,000      2,314
                                                  ----------
Total Computer & peripheral
    equipment manufacturing                          4,323
                                                  ----------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--4.0%
--------------------------------------------------------------------------------
CDW                                      29,596      2,001
                                                  ----------
Total Electronics & appliance stores                 2,001
                                                  ----------

--------------------------------------------------------------------------------
INFORMATION SERVICES--3.0%
--------------------------------------------------------------------------------
Yahoo!*                                  31,100      1,511
                                                  ----------
Total Information services                           1,511
                                                  ----------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--3.1%
--------------------------------------------------------------------------------
Monster Worldwide*#                      59,090   $  1,548
                                                  ----------
Total Management, scientific &
    technical consulting services                    1,548
                                                  ----------

--------------------------------------------------------------------------------
METAL ORE MINING--3.9%
--------------------------------------------------------------------------------
Phelps Dodge*                            24,170      1,974
                                                  ----------
Total Metal ore mining                               1,974
                                                  ----------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--2.2%
--------------------------------------------------------------------------------
XTO Energy                               43,787      1,105
                                                  ----------
Total Oil & gas extraction                           1,105
                                                  ----------

--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--3.7%
--------------------------------------------------------------------------------
Coach*                                   46,040      1,887
                                                  ----------
Total Other leather & allied
    product manufacturing                            1,887
                                                  ----------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.2%
--------------------------------------------------------------------------------
Marvel Enterprises*                      57,090      1,095
                                                  ----------
Total Other miscellaneous manufacturing              1,095
                                                  ----------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--4.4%
--------------------------------------------------------------------------------
Watson Pharmaceuticals*                  52,320      2,239
                                                  ----------
Total Pharmaceutical & medicine
    manufacturing                                    2,239
                                                  ----------

--------------------------------------------------------------------------------
PRIMARY METAL MANUFACTURING--2.9%
--------------------------------------------------------------------------------
United States Steel                      39,970      1,490
                                                  ----------
Total Primary metal manufacturing                    1,490
                                                  ----------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--4.0%
--------------------------------------------------------------------------------
Biogen Idec*                             36,810      2,047
                                                  ----------
Total Scientific r&d services                        2,047
                                                  ----------

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 43

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
TURNER CONCENTRATED GROWTH FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--3.6%
--------------------------------------------------------------------------------
Charles Schwab                          154,880   $  1,798
                                                  ----------
Total Security & commodity contracts
     intermediation & brokerage                      1,798
                                                  ----------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--28.3%
--------------------------------------------------------------------------------
Analog Devices                           41,150      1,976
Applied Materials*                      111,790      2,390
Broadcom, Cl A*                          45,830      1,795
National Semiconductor*#                 44,720      1,987
Nvidia*#                                 83,150      2,203
Sanmina-SCI*                            175,610      1,933
Silicon Laboratories*#                   38,220      2,021
                                                  ----------
Total Semiconductor & other
    electronic component
    manufacturing                                   14,305
                                                  ----------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--4.6%
--------------------------------------------------------------------------------
SAP ADR                                  59,100      2,322
                                                  ----------
Total Software publishers                            2,322
                                                  ----------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $48,185)                                  49,462
--------------------------------------------------------------------------------


                                                     Value
                                          Shares     (000)
--------------------------------------------------------------------------------
WARRANTS--0.0%
--------------------------------------------------------------------------------
MicroStrategy, Expires 06/24/07*            166  $      --

--------------------------------------------------------------------------------
TOTAL WARRANTS
    (COST $0)                                           --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES--7.9%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                 3,987,800      3,988

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $3,988)                                    3,988
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--105.8%
    (COST $52,173)                                 $53,450
--------------------------------------------------------------------------------

Percentages are based on net assets of $50,529,633.
*  Non-income producing security
# Security fully or partially on loan at March 31, 2004 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at March 31, 2004 was $3,902,240.
ADR - American depository receipt
Cl - Class
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

44  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER NEW ENTERPRISE FUND
March 31, 2004

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--98.4%
--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--4.6%
--------------------------------------------------------------------------------
Comverse Technology*                     69,910   $  1,268
                                                  ----------
Total Commercial/industrial
    equipment rental & leasing                       1,268
                                                  ----------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--3.6%
--------------------------------------------------------------------------------
Cisco Systems*                           42,760      1,006
                                                  ----------
Total Communications equipment
    manufacturing                                    1,006
                                                  ----------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--2.0%
--------------------------------------------------------------------------------
Integrated Device Technology*            36,470        547
                                                  ----------
Total Computer & peripheral
    equipment manufacturing                            547
                                                  ----------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--2.2%
--------------------------------------------------------------------------------
eBay*                                     9,000        624
                                                  ----------
Total Electronic shopping &
    mail-order houses                                  624
                                                  ----------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.5%
--------------------------------------------------------------------------------
CDW                                       6,220        421
                                                  ----------
Total Electronics & appliance stores                   421
                                                  ----------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--4.4%
--------------------------------------------------------------------------------
Lam Research*                            30,240        762
MKS Instruments*#                        19,150        460
                                                  ----------
Total Industrial machinery manufacturing             1,222
                                                  ----------

--------------------------------------------------------------------------------
INFORMATION SERVICES--9.5%
--------------------------------------------------------------------------------
CNET Networks*                           65,130        673
Juniper Networks*#                       34,440        896
Mindspeed Technologies*                  55,050        359
Sina*                                    18,420        697
                                                  ----------
Total Information services                           2,625
                                                  ----------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--2.6%
--------------------------------------------------------------------------------
Nabors Industries*                       15,910   $    728
                                                  ----------
Total Mining support activities                        728
                                                  ----------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--3.3%
--------------------------------------------------------------------------------
Eaton                                     7,330        412
Fisher Scientific International*#         9,260        510
                                                  ----------
Total Navigational/measuring/medical/
    control instruments manufacturing                  922
                                                  ----------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--2.1%
--------------------------------------------------------------------------------
Corning*                                 50,930        569
                                                  ----------
Total Other electrical equipment &
    component manufacturing                            569
                                                  ----------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--4.2%
--------------------------------------------------------------------------------
Affiliated Managers Group*#              11,265        615
SEI Investments                          16,430        542
                                                  ----------
Total Other financial investment activities          1,157
                                                  ----------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--3.7%
--------------------------------------------------------------------------------
Marvel Enterprises*                      53,235      1,022
                                                  ----------
Total Other miscellaneous manufacturing              1,022
                                                  ----------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--4.9%
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries ADR       10,910        692
Watson Pharmaceuticals*                  15,790        675
                                                  ----------
Total Pharmaceutical &
    medicine manufacturing                           1,367
                                                  ----------

--------------------------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--2.7%
--------------------------------------------------------------------------------
XM Satellite Radio Holdings*#            26,510        742
                                                  ----------
Total Radio & television broadcasting                  742
                                                  ----------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--2.5%
--------------------------------------------------------------------------------
Ameritrade Holding*                      45,490        701
                                                  ----------
Total Security & commodity contracts
    intermediation & brokerage                         701
                                                  ----------

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 45

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
TURNER NEW ENTERPRISE FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--26.5%
--------------------------------------------------------------------------------
Applied Materials*                       33,050  $     706
Broadcom, Cl A*                          12,810        502
Formfactor*                              43,130        903
Merix*#                                  25,850        477
Nvidia*                                  34,530        915
PMC-- Sierra*                            43,620        740
Power-One*                               35,860        397
Sanmina-SCI*                             65,440        720
Silicon Laboratories*                    13,240        700
Vishay Intertechnology*                  40,360        861
Vitesse Semiconductor*#                  58,530        415
                                                  ----------
Total Semiconductor & other electronic
    component manufacturing                          7,336
                                                  ----------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--16.4%
--------------------------------------------------------------------------------
Akamai Technologies*                     49,980        657
Citrix Systems*                          24,040        520
Electronic Arts*                         16,270        878
F5 Networks*#                            30,090      1,018
Openwave Systems*                        43,700        583
Symantec*                                11,150        516
VeriSign*                                22,950        381
                                                  ----------
Total Software publishers                            4,553
                                                  ----------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--1.7%
--------------------------------------------------------------------------------
Adtran#                                  15,860        475
                                                  ----------
Total Telecommunications                               475
                                                  ----------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $24,944)                                  27,285
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--12.7%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                 3,503,800      3,504

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $3,504)                                    3,504
--------------------------------------------------------------------------------

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT--1.5%
--------------------------------------------------------------------------------
Blackrock TempCash Fund,
    Institutional Shares                423,570 $      424

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
    (COST $424)                                        424
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--112.6%
    (COST $28,872)                                  31,213
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(12.6)%
--------------------------------------------------------------------------------
Obligation to return securities
    lending collateral                              (3,504)
Payable due to investment adviser                      (15)
Payable due to administrator                            (3)
Other assets and liabilities, net                       39

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET             (3,483)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 5,292,156 outstanding shares
    of beneficial interest                          34,629
Accumulated net investment loss                        (55)
Accumulated net realized loss
    on investments                                  (9,185)
Net unrealized appreciation
    on investments                                   2,341

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                              $27,730
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                      $5.24
--------------------------------------------------------------------------------

*  Non-income producing security
# Security fully or partially on loan at March 31, 2004 (see Note 9 in Notes to Financial Statements). The total value of securities on loan at March 31, 2004 was $3,219,515.
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.

46  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


STATEMENTS OF ASSETS AND LIABILITIES (000)  (Unaudited)

                                                                         Turner                         Turner
                                                                    Large Cap Growth                 Concentrated
                                                                      Opportunities                      Growth
                                                                          Fund                           Fund
                                                                --------------------------------------------------------------------
                                                                        03/31/04                       03/31/04
------------------------------------------------------------------------------------------------------------------------------------
    Assets:
------------------------------------------------------------------------------------------------------------------------------------
    Investment securities at cost                                       $  4,238                       $  52,173
------------------------------------------------------------------------------------------------------------------------------------
    Investment securities at value                                      $  4,806                       $  53,450
    Receivable for investment securities sold                                354                           3,012
    Receivable for capital shares sold                                        15                             107
    Receivable for dividend and interest income                                3                              12
------------------------------------------------------------------------------------------------------------------------------------
       Total assets                                                        5,178                          56,581
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
    Obligation to return securities lending collateral                        --                           3,988
    Payable for investment securities purchased                              349                           1,898
    Payable for capital shares redeemed                                       --                              64
    Payable due to investment adviser                                          1                              50
    Payable due to administrator                                               1                               6
    Accrued expenses                                                           7                              28
    Payable to custodian                                                      --                              17
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                                                     358                           6,051
------------------------------------------------------------------------------------------------------------------------------------
         Total net assets                                               $  4,820                         $50,530
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Portfolio capital, Class I Shares                                    $17,524                        $204,212
    Accumulated net investment loss                                          (12)                           (262)
    Accumulated net realized loss on investments                         (13,260)                       (154,697)
    Net unrealized appreciation on investments                               568                           1,277
------------------------------------------------------------------------------------------------------------------------------------
       Total net assets                                                 $  4,820                       $  50,530
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest:(1)
    Class I Shares(2)                                                    450,757                       7,406,371
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
    price per share, Class I Shares                                     $  10.69                     $      6.82
------------------------------------------------------------------------------------------------------------------------------------

(1) Unlimited authorization-- no par value.
(2) Shares have not been rounded.
Amounts designated as "--" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 47

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENTS OF OPERATIONS (000)

                                                                                           Turner
                                                                     Turner               Large Cap
                                                                   Disciplined             Growth               Turner
                                                                    Large Cap           Opportunities           Midcap
                                                                   Growth Fund               Fund            Growth Fund
                                                          --------------------------------------------------------------------------
                                                                  10/1/03 thru          10/1/03 thru         10/1/03 thru
                                                                     3/31/04               3/31/04              3/31/04
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                                                         $   422                $  12             $    1,003
    Interest                                                              --                   --                     14
    Securities lending                                                     1                    1                    151
    Foreign taxes withheld                                                (1)                  --                     --
------------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                                           422                   13                  1,168
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                                             272                   16                  3,357
    Administrator fees                                                    64                    3                    628
    Distribution fees(1)                                                  --                   --                      1
    Shareholder service fees(1)                                           --                   --                      1
    Transfer agent fees                                                   20                   14                    690
    Printing fees                                                         12                   --                    112
    Professional fees                                                     11                   --                     98
    Custodian fees                                                        10                    5                     56
    Registration fees                                                      7                   --                     60
    Trustees' fees                                                         2                   --                     16
    Insurance and other fees                                               2                   --                     19
------------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                                    400                   38                  5,038
    Less:
         Investment advisory fees waived                                 (59)                 (13)                    --
------------------------------------------------------------------------------------------------------------------------------------
       Net expenses                                                      341                   25                  5,038
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss)                                    81                  (12)                (3,870)
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain from
       securities sold                                                 3,996                  355                 57,627
    Net unrealized appreciation
       of investment securities                                        4,953                  192                 70,905
------------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain
       on investments                                                  8,949                  547                128,532
------------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting
       from operations                                                $9,030                 $535               $124,662
------------------------------------------------------------------------------------------------------------------------------------


(1) Attributable to Class II Shares only.
Amounts designated as "--" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.

48  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------




                                                               Turner               Turner                 Turner
                                                              Small Cap           Micro Cap               Small Cap
                                                            Growth Fund           Growth Fund            Equity Fund
                                                          --------------------------------------------------------- -------
                                                            10/1/03 thru         10/1/03 thru           10/1/03 thru
                                                               3/31/04              3/31/04                3/31/04
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                                                 $    274             $     599               $     91
    Interest                                                        3                    21                      1
    Securities lending                                             91                   116                      1
    Foreign taxes withheld                                         --                    (2)                    (2)
---------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                                    368                   734                     91
---------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                                    1,142                 1,603                     79
    Administrator fees                                            160                   225                     13
    Distribution fees(1)                                           --                    --                     23
    Shareholder service fees(1)                                    --                    --                     --
    Transfer agent fees                                           155                   237                     24
    Printing fees                                                  29                    37                      2
    Professional fees                                              26                    32                      2
    Custodian fees                                                 39                    30                     12
    Registration fees                                              16                    19                      1
    Trustees' fees                                                  4                     5                     --
    Insurance and other fees                                        5                     6                      1
---------------------------------------------------------------------------------------------------------------------------
       Total expenses                                           1,576                 2,194                    157
    Less:
         Investment advisory fees waived                         (150)                   --                    (31)
---------------------------------------------------------------------------------------------------------------------------
       Net expenses                                             1,426                 2,194                    126
---------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss)                         (1,058)               (1,460)                   (35)
---------------------------------------------------------------------------------------------------------------------------
    Net realized gain from
       securities sold                                         23,392                38,196                  1,561
    Net unrealized appreciation
       of investment securities                                11,219                22,157                  2,036
---------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain
       on investments                                          34,611                60,353                  3,597
---------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting
       from operations                                        $33,553               $58,893                 $3,562
---------------------------------------------------------------------------------------------------------------------------


                                                                                    Turner
                                                               Turner            Concentrated           Turner
                                                             Technology             Growth           New Enterprise
                                                                Fund                 Fund                Fund
                                                          ----------------------------------------------------------
                                                            10/1/03 thru         10/1/03 thru        10/1/03 thru
                                                               3/31/04              3/31/04             3/31/04
--------------------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                                                  $     11              $   103            $    44
    Interest                                                        --                    1                 --
    Securities lending                                               7                    8                  5
    Foreign taxes withheld                                          --                   --                 --
--------------------------------------------------------------------------------------------------------------------
       Total Investment Income                                      18                  112                 49
--------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                                       134                  307                 77
    Administrator fees                                              16                   37                 15
    Distribution fees(1)                                            --                   --                 --
    Shareholder service fees(1)                                     --                   --                 --
    Transfer agent fees                                             45                   41                 27
    Printing fees                                                    3                    7                  2
    Professional fees                                                2                    6                  1
    Custodian fees                                                   7                   10                  6
    Registration fees                                                2                    4                  1
    Trustees' fees                                                  --                    1                 --
    Insurance and other fees                                         1                    1                 --
--------------------------------------------------------------------------------------------------------------------
       Total expenses                                              210                  414                129
    Less:
         Investment advisory fees waived                           (19)                 (40)               (25)
--------------------------------------------------------------------------------------------------------------------
       Net expenses                                                191                  374                104
--------------------------------------------------------------------------------------------------------------------
          Net investment income (loss)                            (173)                (262)               (55)
--------------------------------------------------------------------------------------------------------------------
    Net realized gain from
       securities sold                                           3,440                5,862                 34
    Net unrealized appreciation
       of investment securities                                    226                  263              1,627
--------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain
       on investments                                            3,666                6,125              1,661
--------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting
       from operations                                          $3,493               $5,863             $1,606
--------------------------------------------------------------------------------------------------------------------

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 49

FINANCIAL STATEMENTS                                                 (Unaudited)
--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                  Turner                                   Turner
                                                             Disciplined Large                         Large Cap Growth
                                                              Cap Growth Fund                        Opportunities Fund
                                                ------------------------------------------------------------------------------------
                                                      10/1/03                 year              10/1/03                year
                                                       thru                   ended              thru                  ended
                                                      3/31/04                9/30/03            3/31/04               9/30/03
------------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                  $       81                $    19           $   (12)            $     (23)
    Net realized gain from securities sold             3,996                  5,005               355                   347
    Net change in unrealized
       appreciation of investments                     4,953                 13,660               192                   724
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting
          from operations                              9,030                 18,684               535                 1,048
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class I Shares                                    (87)                    (3)               --                    --
    Realized capital gains
       Class I Shares                                     --                     --                --                    --
------------------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions              (87)                    (3)               --                    --
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                       27,326                 45,621             1,029                 2,060
    Proceeds from shares issued in lieu
       of cash distributions                              87                      3                --                    --
    Cost of shares redeemed                          (16,671)               (44,860)             (295)               (4,404)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                       10,742                    764               734                (2,344)
------------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                           --                     --                --                    --
    Cost of shares redeemed                               --                     --                --                    --
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                          --                     --                --                    --
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                10,742                    764               734                (2,344)
------------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets        19,685                 19,445             1,269                (1,296)
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                          79,416                 59,971             3,551                 4,847
------------------------------------------------------------------------------------------------------------------------------------
    End of year/period                              $ 99,101               $ 79,416            $4,820               $ 3,551
------------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income
    (accumulated net investment loss)               $     13               $     19            $  (12)              $    --
------------------------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                             5,474                 11,156                99                   264
    Issued in lieu of cash distributions                  17                      1                --                    --
    Redeemed                                          (3,335)               (11,102)              (28)                 (619)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                  2,156                     55                71                  (355)
------------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                --                     --                --                    --
    Redeemed                                              --                     --                --                    --
------------------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                               --                     --                --                    --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                      2,156                     55                71                  (355)
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.


50  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


                                                                  Turner                                     Turner
                                                               Midcap Growth                             Small Cap Growth
                                                                   Fund                                        Fund
                                                 -----------------------------------------------------------------------------------
                                                      10/1/03                 year                10/1/03                year
                                                       thru                   ended                thru                  ended
                                                      3/31/04                9/30/03              3/31/04               9/30/03
------------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                 $    (3,870)             $   (5,270)          $   (1,058)          $    (1,268)
    Net realized gain from securities sold            57,627                  70,989               23,392                21,681
    Net change in unrealized
       appreciation of investments                    70,905                 145,875               11,219                45,503
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting
          from operations                            124,662                 211,594               33,553                65,916
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class I Shares                                     --                      --                   --                    --
    Realized capital gains
       Class I Shares                                     --                      --                   --                    --
------------------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions               --                      --                   --                    --
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                      273,595                 383,552               74,578                99,160
    Proceeds from shares issued in lieu
       of cash distributions                             --                       --                   --                    --
    Cost of shares redeemed                         (206,854)               (382,529)             (67,525)             (116,466)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                       66,741                   1,023                7,053               (17,306)
------------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                          215                     281                   --                    --
    Cost of shares redeemed                             (134)                    (33)                  --                    --
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                          81                     248                   --                    --
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                66,822                   1,271                7,053               (17,306)
------------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets       191,484                 212,865               40,606                48,610
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                         774,211                 561,346              192,791               144,181
------------------------------------------------------------------------------------------------------------------------------------
    End of year/period                             $ 965,695               $ 774,211             $233,397            $  192,791
------------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income
    (accumulated net investment loss)              $  (3,870)              $      --             $ (1,058)           $       --
------------------------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                            12,271                  23,309                3,471                 6,123
    Issued in lieu of cash distributions                  --                      --                   --                    --
    Redeemed                                          (9,359)                (24,432)              (3,143)               (7,335)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                  2,912                  (1,123)                 328                (1,212)
------------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                10                      17                   --                    --
    Redeemed                                              (6)                     (2)                  --                    --
------------------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                                4                      15                   --                    --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                      2,916                  (1,108)                 328                (1,212)
------------------------------------------------------------------------------------------------------------------------------------

                                                                      Turner
                                                                  Micro Cap Growth
                                                                       Fund
                                                  -----------------------------------------
                                                          10/1/03                year
                                                           thru                  ended
                                                          3/31/04               9/30/03
-------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                      $   (1,460)            $   (1,563)
    Net realized gain from securities sold                38,196                 17,304
    Net change in unrealized
       appreciation of investments                        22,157                 37,172
-------------------------------------------------------------------------------------------
       Net increase in net assets resulting
          from operations                                 58,893                 52,913
-------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class I Shares                                         --                     --
    Realized capital gains
       Class I Shares                                     (6,514)                    --
-------------------------------------------------------------------------------------------
          Total dividends and distributions               (6,514)                    --
-------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                           93,785                 99,782
    Proceeds from shares issued in lieu
       of cash distributions                               6,268                     --
    Cost of shares redeemed                              (37,694)               (76,985)
-------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                           62,359                 22,797
-------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                               --                     --
    Cost of shares redeemed                                   --                     --
-------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                              --                     --
-------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                    62,359                 22,797
-------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets           114,738                 75,710
-------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                             253,840                178,130
-------------------------------------------------------------------------------------------
    End of year/period                                  $368,578               $253,840
-------------------------------------------------------------------------------------------
Undistributed net investment income
    (accumulated net investment loss)                   $ (1,461)              $     (1)
-------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                                 1,971                  2,849
    Issued in lieu of cash distributions                     137                     --
    Redeemed                                                (802)                (2,273)
-------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                      1,306                    576
-------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                    --                     --
    Redeemed                                                  --                     --
-------------------------------------------------------------------------------------------
Increase in Class II Shares                                   --                     --
-------------------------------------------------------------------------------------------
Net increase (decrease) in shares                          1,306                    576
-------------------------------------------------------------------------------------------

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 51

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                                                           Turner
                                                                                                          Small Cap
                                                                                                         Equity Fund
                                                                                          ------------------------------------------
                                                                                               10/1/03                year
                                                                                                thru                  ended
                                                                                               3/31/04               9/30/03
------------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment loss                                                                     $     (35)           $      (24)
    Net realized gain from securities sold                                                      1,561                   922
    Net change in unrealized appreciation of investments                                        2,036                 1,619
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations                                     3,562                 2,517
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class I Shares                                                                              --                    --
       Class II Shares                                                                             --                    (6)
    Realized capital gains
       Class I Shares                                                                              --                    --
       Class II Shares                                                                         (1,367)                   --
------------------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                                                    (1,367)                   (6)
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                                                                    --                    --
    Cost of shares redeemed                                                                        --                    --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class I Shares transactions                                 --                    --
------------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                                                 9,811                 8,457
    Proceeds from shares issued in lieu of cash distributions                                   1,362                     6
    Cost of shares redeemed                                                                    (2,660)               (5,677)
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class II Shares transactions                                        8,513                 2,786
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from capital share transactions                       8,513                 2,786
------------------------------------------------------------------------------------------------------------------------------------
       Total increase in net assets                                                            10,708                 5,297
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                                                                   12,557                 7,260
------------------------------------------------------------------------------------------------------------------------------------
    End of year/period                                                                        $23,265               $12,557
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                               $   (35)              $    --
------------------------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                                                                         --                    --
    Redeemed                                                                                       --                    --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                                                              --                    --
------------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                                                        734                   825
    Issued in lieu of cash distributions                                                          106                     1
    Redeemed                                                                                     (198)                 (583)
------------------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                                                                       642                   243
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                                                                 642                   243
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.

52  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                                                                Turner
                                                                                              Technology
                                                                                                 Fund
------------------------------------------------------------------------------------------------------------------------
                                                                                    10/1/03                 year
                                                                                     thru                   ended
                                                                                    3/31/04               9/30/03
------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment loss                                                          $    (173)              $    (145)
    Net realized gain from securities sold                                           3,440                   5,352
    Net change in unrealized appreciation of investments                               226                   2,787
------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations                          3,493                   7,994
------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class I Shares                                                                   --                      --
       Class II Shares                                                                  --                      --
    Realized capital gains
       Class I Shares                                                                   --                      --
       Class II Shares                                                                  --                      --
------------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                                             --                      --
------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                                                      4,822                  10,933
    Cost of shares redeemed                                                         (5,736)                (10,893)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class I Shares transactions                    (914)                     40
------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                                         --                      --
    Proceeds from shares issued in lieu of cash distributions                           --                      --
    Cost of shares redeemed                                                             --                      --
------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class II Shares transactions                                --                      --
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from capital share transactions             (914)                     40
------------------------------------------------------------------------------------------------------------------------
       Total increase in net assets                                                  2,579                   8,034
------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                                                        19,696                  11,662
------------------------------------------------------------------------------------------------------------------------
    End of year/period                                                             $22,275                $ 19,696
------------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                    $  (173)               $     --
------------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                                                             765                   2,520
    Redeemed                                                                          (923)                 (2,659)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                                                 (158)                   (139)
------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                                              --                      --
    Issued in lieu of cash distributions                                                --                      --
    Redeemed                                                                            --                      --
------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                                                             --                      --
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                                                     (158)                   (139)
------------------------------------------------------------------------------------------------------------------------


                                                                                        Turner
                                                                                     Concentrated
                                                                                      Growth Fund
-----------------------------------------------------------------------------------------------------------------
                                                                             10/1/03                year
                                                                              thru                  ended
                                                                             3/31/04              9/30/03
-----------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment loss                                                   $     (262)           $     (312)
    Net realized gain from securities sold                                     5,862                11,689
    Net change in unrealized appreciation of investments                         263                 2,298
-----------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations                    5,863                13,675
-----------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class I Shares                                                             --                    --
       Class II Shares                                                            --                    --
    Realized capital gains
       Class I Shares                                                             --                    --
       Class II Shares                                                            --                    --
-----------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                                       --                    --
-----------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                                               11,878                17,521
    Cost of shares redeemed                                                  (14,215)              (13,374)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class I Shares transactions            (2,337)                4,147
-----------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                                   --                    --
    Proceeds from shares issued in lieu of cash distributions                     --                    --
    Cost of shares redeemed                                                       --                    --
-----------------------------------------------------------------------------------------------------------------
Increase in net assets from Class II Shares transactions                          --                    --
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from capital share transactions     (2,337)                4,147
-----------------------------------------------------------------------------------------------------------------
       Total increase in net assets                                            3,526                17,822
-----------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                                                  47,004                29,182
-----------------------------------------------------------------------------------------------------------------
    End of year/period                                                      $ 50,530              $ 47,004
-----------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                             $   (262)             $     --
-----------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                                                     1,784                 3,316
    Redeemed                                                                  (2,151)               (2,791)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                                           (367)                  525
-----------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                                        --                    --
    Issued in lieu of cash distributions                                          --                    --
    Redeemed                                                                      --                    --
-----------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                                                       --                    --
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                                               (367)                  525
-----------------------------------------------------------------------------------------------------------------


                                                                                              Turner
                                                                                                New
                                                                                          Enterprise Fund
-------------------------------------------------------------------------------------------------------------------
                                                                                  10/1/03                year
                                                                                   thru                  ended
                                                                                  3/31/04              9/30/03
-------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment loss                                                       $      (55)            $      (57)
    Net realized gain from securities sold                                            34                  2,039
    Net change in unrealized appreciation of investments                           1,627                  1,041
-------------------------------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations                        1,606                  3,023
-------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
    Net investment income
       Class I Shares                                                                 --                     --
       Class II Shares                                                                --                     --
    Realized capital gains
       Class I Shares                                                                 --                     --
       Class II Shares                                                                --                     --
-------------------------------------------------------------------------------------------------------------------
          Total dividends and distributions                                           --                     --
-------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                                                   23,555                 13,046
    Cost of shares redeemed                                                      (10,899)                (5,799)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class I Shares transactions                12,656                  7,247
-------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                                                       --                     --
    Proceeds from shares issued in lieu of cash distributions                         --                     --
    Cost of shares redeemed                                                           --                     --
-------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class II Shares transactions                              --                     --
-------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from capital share transactions         12,656                  7,247
-------------------------------------------------------------------------------------------------------------------
       Total increase in net assets                                               14,262                 10,270
-------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                                                      13,468                  3,198
-------------------------------------------------------------------------------------------------------------------
    End of year/period                                                          $ 27,730                $13,468
-------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                 $    (55)               $    --
-------------------------------------------------------------------------------------------------------------------
Shares issued and redeemed:
Class I Shares
    Issued                                                                         4,326                  3,150
    Redeemed                                                                      (2,135)                (1,455)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                                              2,191                  1,695
-------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                                                            --                     --
    Issued in lieu of cash distributions                                              --                     --
    Redeemed                                                                          --                     --
-------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                                                           --                     --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                                                  2,191                  1,695
-------------------------------------------------------------------------------------------------------------------

                                                 FUNDS 2004 SEMIANNUAL REPORT 53

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  Realized and
               Net asset                           unrealized             Dividends          Distributions
                value,             Net                gains               from net               from              Net asset
               beginning       investment          (losses) on           investment             capital           value, end
               of period      income (loss)        investments             income                gains             of period
------------------------------------------------------------------------------------------------------------------------------------
Turner Disciplined Large Cap Growth Fund-- Class I Shares
---------------------------------------------------------
2004*           $ 4.62                --              0.50                 --**                    --                 $ 5.12
2003            $ 3.50                --              1.12                 --**                    --                 $ 4.62
2002            $ 4.70                --             (1.20)                --                      --                 $ 3.50
2001            $ 9.81                --             (5.11)                --                      --                 $ 4.70
2000 (1)        $10.00                --             (0.19)                --                      --                 $ 9.81
--------------------------------------------------------------
Turner Large Cap Growth Opportunities Fund-- Class I Shares(2)
--------------------------------------------------------------
2004*           $ 9.35              (0.03)            1.37                 --                      --                 $10.69
2003            $ 6.59              (0.06)            2.82                 --                      --                 $ 9.35
2002            $ 9.01              (0.08)           (2.34)                --                      --                 $ 6.59
2001            $26.20              (0.10)(3)       (11.63)                --                   (5.46)                $ 9.01
2000            $18.90              (0.16)            8.94                 --                   (1.48)                $26.20
1999            $13.22              (0.08)            5.76                 --                      --                 $18.90
-------------------------------------------
Turner Midcap Growth Fund -- Class I Shares
-------------------------------------------
2004*           $19.54              (0.09)            3.26                 --                      --                 $22.71
2003            $13.78              (0.14) (3)        5.90                 --                      --                 $19.54
2002            $17.40              (0.14)           (3.48)                --                      --                 $13.78
2001            $46.52              (0.16)          (25.89)                --                   (3.07)                $17.40
2000            $25.53              (0.10)           23.79                 --                   (2.70)                $46.52
1999            $13.87              (0.06)           11.72                 --                      --                 $25.53
--------------------------------------------
Turner Midcap Growth Fund -- Class II Shares
--------------------------------------------
2004*           $19.36              (0.16)            3.23                 --                      --                 $22.43
2003            $13.72              (0.23) (3)        5.87                 --                      --                 $19.36
2002            $17.41              (0.22) (3)       (3.47)                --                      --                 $13.72
2001 (5)        $17.30                --              0.11                 --                      --                 $17.41
----------------------------------------------
Turner Small Cap Growth Fund -- Class I Shares
----------------------------------------------
2004*           $18.88              (0.10)            3.37                 --                      --                 $22.15
2003            $12.62              (0.12)            6.38                 --                      --                 $18.88
2002            $15.65              (0.20)           (2.83)                --                      --                 $12.62
2001            $44.79              (0.04)          (18.63)                --                  (10.47)                $15.65
2000            $34.20              (0.12)           17.89                 --                   (7.18)                $44.79
1999            $21.49              (0.26)           12.97                 --                      --                 $34.20
----------------------------------------------
Turner Micro Cap Growth Fund -- Class I Shares
----------------------------------------------
2004*           $41.38              (0.20)            9.36                 --                    1.01)                $49.53
2003            $32.04              (0.25)            9.59                 --                      --                 $41.38
2002            $32.08              (0.33)            0.29(6)              --                      --                 $32.04
2001            $45.92              (0.12)           (9.02)                --                   (4.70)                $32.08
2000            $21.09              (0.18)           26.52                 --                   (1.51)                $45.92
1999 (7)        $ 9.88              (0.05)           11.26                 --                      --                 $21.09


* For the six-month period ended March 31, 2004. All ratios for the period have been annualized.
**  Amount represents less than $0.01 per share.
+   Returns are for the period indicated and have not been annualized.
++ Inclusive of directed brokerage arrangements, waivers and reimbursements. +++ Excludes effect of in-kind transfers and mergers.
(1) Commenced operations on June 14, 2000. All ratios for the period have been annualized.
(2) The information set forth in this table for the periods prior to August 17, 2002, is the financial data of the Mercury Select Growth Fund, Class I Shares. From the period June 19, 2000, to August 17, 2002 the Mercury Select Growth Fund operated as a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the "master" portfolio, a mutual fund that has the same investment objective as the Fund. All investments are made at the master level. This stucture is sometimes called a "master/feeder" structure. Prior to June 19, 2000, the Fund operated as a stand-alone investment company called the Turner Large Cap Growth Equity Fund.

54  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                                                                    Ratio of net
                                        Net               Ratio of           Ratio of total          investment
                                    assets end          net expenses            expenses            income (loss)        Portfolio
                 Total               of period           to average            to average            to average          turnover
                return                 (000)             net assets++          net assets           net assets++          rate+++
------------------------------------------------------------------------------------------------------------------------------------
Turner Disciplined Large Cap Growth Fund-- Class I Shares
---------------------------------------------------------
2004*           10.93%+             $   99,101              0.75%                 0.88%                0.18%               67.59%
2003            32.01%              $   79,416              0.75%                 0.97%                0.03%              201.35%
2002           (25.53)%             $   59,971              0.65%                 0.90%                 -- %              272.99%
2001           (52.09)%             $   53,048              0.74%                 1.03%               (0.14)%             376.49%
2000 (1)        (1.90)%+            $    4,656              0.75%                 3.35%               (0.14)%             128.14%
--------------------------------------------------------------
Turner Large Cap Growth Opportunities Fund-- Class I Shares(2)
--------------------------------------------------------------
2004*           14.33%+             $    4,820              1.25%                 1.86%               (0.66)%             125.96%
2003            41.88%              $    3,551              1.25%                 1.53%               (0.77)%             282.15%
2002           (26.86)%             $    4,847              1.26%(4)              5.98%(4)            (0.71)%             391.98%
2001           (53.71)%             $    9,776              1.25%(4)              3.49%(4)            (0.69)%             400.04%
2000            47.49%              $   41,555              0.84%(4)              1.37%(4)            (0.71)%             131.19%
1999            42.97%              $    8,459              1.00%                 2.41%               (0.47)%             370.71%
-------------------------------------------
Turner Midcap Growth Fund -- Class I Shares
-------------------------------------------
2004*           16.22%+             $  965,122              1.12%                 1.12%               (0.86)%              69.26%
2003            41.80%              $  773,788              1.15%                 1.18%               (0.87)%             208.80%
2002           (20.80)%             $  561,244              1.05%                 1.16%               (0.81)%             259.62%
2001           (59.00)%             $  595,761              1.04%                 1.12%               (0.77)%             335.57%
2000            97.35%              $1,203,756              1.03%                 1.07%               (0.68)%             306.97%
1999            84.07%              $  148,830              1.03%                 1.08%               (0.53)%             290.79%
--------------------------------------------
Turner Midcap Growth Fund -- Class II Shares
--------------------------------------------
2004*           15.86%+             $      573              1.62%                 1.62%               (1.36)%              69.26%
2003            41.11%              $      423              1.65%                 1.68%               (1.36)%             208.80%
2002           (21.19)%             $      102              1.55%                 1.66%               (1.25)%             259.62%
2001 (5)         0.64%+             $        7              1.54%                 1.95%               (1.04)%             335.57%
----------------------------------------------
Turner Small Cap Growth Fund -- Class I Shares
----------------------------------------------
2004*           17.32%+             $  233,397              1.25%                 1.38%               (0.93)%              84.32%
2003            49.60%              $  192,791              1.25%                 1.41%               (0.79)%             187.95%
2002           (19.36)%             $  144,181              1.25%                 1.40%               (0.99)%             188.34%
2001           (49.81)%             $  241,876              1.25%                 1.40%               (0.96)%             176.11%
2000            56.07%              $  528,928              1.25%                 1.27%               (0.93)%             203.01%
1999            59.14%              $  254,077              1.25%                 1.31%               (0.98)%             223.61%
----------------------------------------------
Turner Micro Cap Growth Fund -- Class I Shares
----------------------------------------------
2004*           22.33%+             $  368,578              1.37%                 1.37%               (0.91)%              71.79%
2003            29.15%              $  253,840              1.40%                 1.44%               (0.81)%             147.77%
2002            (0.12)%             $  178,130              1.31%                 1.42%               (0.88)%              88.89%
2001           (20.23)%             $  160,010              1.25%                 1.40%               (0.50)%             121.96%
2000           129.02%              $  187,107              1.25%                 1.35%               (0.79)%             179.08%
1999 (7)       113.46%              $   12,963              0.90%                 2.86%               (0.47)%             239.32%

(3) Based on average shares outstanding.
(4) Expense ratios include the Mercury Select Growth Fund's, Class I Shares portion of the master's allocated expenses.
(5) Commenced operations on September 24, 2001. All ratios for the period have been annualized.
(6) The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(7) On January 25, 1999 shareholders of the Alpha Select Turner Micro Cap Growth Fund (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the Turner Micro Cap Growth Fund.

Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 55

FINANCIAL STATEMENTS       (Unaudited)
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    Realized and
                  Net asset                          unrealized            Dividends          Distributions
                   value,              Net              gains              from net               from            Net asset
                  beginning        investment        (losses) on          investment             capital         value, end
                  of period           loss           investments            income                gains           of period
--------------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Equity Fund -- Class II Shares
-----------------------------------------------
2004*              $12.27            (0.02)             3.00                   --                  (1.28)          $13.97
2003               $ 9.30            (0.02)             3.00                 (0.01)                 --             $12.27
2002 (1)           $10.00              --              (0.70)                  --                   --             $ 9.30
----------------------------------------
Turner Technology Fund -- Class I Shares
----------------------------------------
2004*              $ 5.31            (0.04)             1.01                   --                   --             $ 6.28
2003               $ 3.03            (0.04)             2.32                   --                   --             $ 5.31
2002               $ 4.88            (0.06)            (1.79)                  --                   --             $ 3.03
2001               $32.69            (0.15)           (23.42)                  --                  (4.24)          $ 4.88
2000               $14.06            (0.16)            20.33                   --                  (1.54)          $32.69
1999 (2)           $10.00            (0.02)             4.08                   --                  --              $14.06
------------------------------------------------
Turner Concentrated Growth Fund-- Class I Shares
------------------------------------------------
2004*              $ 6.05            (0.04)             0.81                   --                   --             $ 6.82
2003               $ 4.03            (0.04)             2.06                   --                   --             $ 6.05
2002               $ 5.76              .--             (1.73)                  --                   --             $ 4.03
2001               $24.74            (0.09)           (14.96)                  --                  (3.93)          $ 5.76
2000               $13.99            (0.11)            13.06                   --                  (2.20)          $24.74
1999 (2)           $10.00            (0.02)             4.01                   --                  --              $13.99
--------------------------------------------
Turner New Enterprise Fund -- Class I Shares
--------------------------------------------
2004*              $ 4.34            (0.01)             0.91                   --                   --             $ 5.24
2003               $ 2.27            (0.02)             2.09                   --                   --             $ 4.34
2002               $ 3.29            (0.04)            (0.98)                  --                   --             $ 2.27
2001 (3)           $12.52            (0.03)            (9.20)                  --                   --             $ 3.29
2000 (4)           $10.00            (0.01)             2.53                   --                   --             $12.52

* For the six-month period ended March 31, 2004. All ratios for the period have been annualized.
+   Returns are for the period indicated and have not been annualized.
++ Inclusive of directed brokerage arrangements, waivers and reimbursements. +++ Excludes effect of in-kind transfers and mergers.
(1) Commenced operations on March 4, 2002. All ratios for the period have been annualized.
(2) Commenced operations on June 30, 1999. All ratios for the period have been annualized.
(3) On May 18, 2001, the Board of Trustees of Turner Funds approved resolutions to change the name of the B2B E-Commerce Fund to the Turner New Enterprise Fund and to change a non-fundamental investment policy of the Fund to be consistent with the Turner New Enterprise Fund's investment objectives.
(4) Commenced operations on June 30, 2000. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

56  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


                                                                                                   Ratio of net
                                             Net             Ratio of        Ratio of total         investment
                                         assets end        net expenses         expenses               loss              Portfolio
                     Total                of period         to average         to average           to average           turnover
                    return                  (000)           net assets++       net assets          net assets++           rate+++
------------------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Equity Fund -- Class II Shares
-----------------------------------------------
2004*               25.19%+               $ 23,265            1.35%              1.68%                (0.38)%             102.78%
2003                32.04%                $ 12,557            1.32%              2.05%                (0.26)%             287.39%
2002 (1)            (7.00)%+              $  7,260            1.35%              3.02%                (0.07)%              86.94%
----------------------------------------
Turner Technology Fund -- Class I Shares
----------------------------------------
2004*               18.27%+               $ 22,275            1.66%              1.82%                (1.50)%             203.12%
2003                75.25%                $ 19,696            1.13%              1.49%                (0.97)%             523.75%
2002               (37.91)%               $ 11,662            0.88%              1.43%                (0.84)%             734.40%
2001               (81.12)%               $ 25,147            1.21%              1.58%                (1.10)%             727.24%
2000               149.35%                $169,353            1.35%              1.67%                (1.10)%           1,340.92%
1999 (2)            40.60%+               $  8,296            1.35%              3.89%                (0.87)%             317.32%
------------------------------------------------
Turner Concentrated Growth Fund-- Class I Shares
------------------------------------------------
2004*               12.73%+               $ 50,530            1.43%              1.58%                (1.00)%             299.78%
2003                50.12%                $ 47,004            1.23%              1.60%                (0.90)%             762.18%
2002               (30.03)%               $ 29,182            0.30%              1.17%                (0.03)%           1,182.61%
2001               (70.40)%               $ 56,803            1.05%              1.32%                (0.76)%           1,117.77%
2000                98.58%                $246,621            1.26%              1.62%                (0.90)%           1,590.94%
1999 (2)            39.90%+               $ 16,112            1.35%              2.55%                (0.87)%             369.11%
--------------------------------------------
Turner New Enterprise Fund -- Class I Shares
--------------------------------------------
2004*               20.74%+               $  27,730            0.97%              1.21%                (0.52)%             157.59%
2003                91.19%                $  13,468            1.16%              1.99%                (0.95)%             451.37%
2002               (31.00)%               $   3,198            0.98%              2.04%                (0.92)%             754.09%
2001 (3)           (73.72)%               $   6,144            1.28%              3.13%                (1.04)%             758.98%
2000 (4)            25.20%+               $  13,750            1.35%              2.87%                (0.83)%              83.02%

                                          TURNER FUNDS 2004 SEMIANNUAL REPORT 57

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
March 31, 2004

1.  ORGANIZATION:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 21 active portfolios. The financial statements included herein are those of the Turner Disciplined Large Cap Growth Fund (the "Disciplined Large Cap Growth Fund"), the Turner Large Cap Growth Opportunities Fund (the "Large Cap Growth Opportunities Fund"), the Turner Midcap Growth Fund (the "Midcap Growth Fund"), the Turner Small Cap Growth Fund (the "Small Cap Growth Fund"), the Turner Micro Cap Growth Fund (the "Micro Cap Growth Fund"), the Turner Small Cap Equity Fund, (the "Small Cap Equity Fund"), the Turner Technology Fund (the "Technology Fund"), the Turner Concentrated Growth Fund (the "Concentrated Growth Fund") and the Turner New Enterprise Fund (the "New Enterprise Fund"), each a "Fund" and collectively the "Funds". The financial statements of the remaining funds are presented separately.

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Disciplined Large Cap Growth Fund, the Large Cap Growth Opportunities Fund and the Concentrated Growth Fund, each of which are non-diversified.

The Funds are registered to offer different classes of shares: Class I Shares, Class II Shares, or both. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

As of March 31, 2004, the Turner International Opportunities Fund and the Turner International Discovery Fund are also registered as diversified portfolios of the Trust, but have not yet commenced operations.

The Micro Cap Growth Fund was closed to new investors as of March 7, 2000.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

   SECURITY VALUATION--Investments in equity securities which are traded on a national exchange are stated at the official closing price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are carried at fair market value as determined pursuant to guidelines established by the Board of Trustees (the "Board"). Debt securities for which market quotations are readily available are valued on the basis of the last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations. Debt securities for which market quotations are not readily available may be valued with reference to securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board.

   SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis subject to the recognition of certain gains and losses on mortgage- and asset-backed securities. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

   Certain Funds may enter into options on futures contracts for the purpose of managing exposure to changing interest rates and securities prices. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. There were no option contracts open as of March 31, 2004.

58  TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------


   REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is not less than 100%. In the event of default of the counterparty and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

   EXPENSES--Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of the Trust are allocated among the Funds on the basis of relative daily net assets.

   CLASSES--Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

   DIVIDENDS AND DISTRIBUTIONS--The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of Turner Investment Partners, Inc. ("Turner") and SEI Investments Global Funds Services ("SEI") and/or SEI Investments Distribution Co. Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

The Trust has entered into an agreement with SEI Investments Distribution Co., an affiliate of SEI, to act as an agent in placing repurchase agreements for the Funds. For its services, SEI Investments Distribution Co. received $4,394 for the six-months ended March 31, 2004. Effective October 24, 2003, this Agreement was discontinued.

Certain Funds effect trades through Turner Investment Distributors, Inc., (currently known as Constellation Investment Distribution Company, Inc.) the distributor for the Funds, for security purchases and sales transactions. Commissions paid on those trades from the Trust for the six-months ended March 31, 2004 were $1,721,498.

4. ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:

Turner provides administrative services to the Funds under an Administration Agreement with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion, 0.12% assets over $2 billion. Under a separate Sub-Administration Agreement between Turner and SEI, SEI provides sub-administrative services to the Trust. For the six-months ended March 31, 2004, SEI was paid $918,192 by Turner.

Constellation Investment Distribution Company, Inc., (the "Distributor") provides distribution services to the Funds under a Distribution Agreement. Prior to March 15, 2004, Turner Investment Distributors, Inc., a broker dealer subsidiary of Turner, provided distribution services to the Funds. The Distributor also provides shareholder servicing services to the Funds under a Shareholder Servicing Plan and Agreement effective October 1, 2001.

The Disciplined Large Cap Growth, Large Cap Growth Opportunities, Midcap Growth, Small Cap Equity and Concentrated Growth Funds have adopted a Distribution and Shareholder Service Plan for their Class II Shares (the "Class II Plan"). Under the Class II Plan, a Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Distributor is entitled to receive aggregate fees not exceeding 0.75% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of distribution services. Currently, the Distributor receives aggregate fees of 0.25% of each Fund's Class II Shares' average daily net assets. In addition, under the Class II Plan, the Distributor is entitled to receive aggregate fees not exceeding 0.25% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of shareholder services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds reimburse Turner for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds.

5.  INVESTMENT ADVISORY AGREEMENT:

The Trust and Turner are parties to an Investment Advisory Agreement dated April 28, 1996 under which Turner receives a fee, that is calculated daily and paid monthly, based on the average daily net assets of certain Funds. Pursuant to an Advisory Agreement dated February 28, 2002, Turner Investment Management, LLC, an affiliate of Turner serves as the investment adviser for the Small Cap Equity Fund.

For its services, Turner and Turner Investment Management, LLC receive annual fees, which are calculated daily and paid

                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  59

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

monthly, based on average daily net assets. Turner and Turner Investment Management, LLC have agreed to waive all or a portion of their fees and to reimburse expenses in order to limit operating expenses to a specified percentage of the average daily net assets of certain Funds on an annualized basis. These waivers and reimbursements may be terminated at any time. Accordingly, the advisory fee and expense caps for certain funds are as follows:

                                                      TOTAL
                                       ADVISORY      EXPENSE
                                          FEES         CAP
                                         -----       ------
Disciplined Large Cap Growth Fund         0.60%        0.75%
Large Cap Growth Opportunities Fund       0.75         1.25
Midcap Growth Fund                        0.75         1.25(1)
Small Cap Growth Fund                     1.00         1.25
Micro Cap Growth Fund                     1.00         1.40
Small Cap Equity Fund(2)                  0.85         1.35

(1) REPRESENTS MAXIMUM EXPENSE RATIO FOR CLASS I SHARES WHERE FUNDS OFFER BOTH CLASS I SHARES AND CLASS II SHARES.
(2) TURNER MANAGEMENT, LLCHAS CONTRACTUALLY AGREED TO REDUCE THE ADVISORY
    FEE BY 0.10% FROM 0.95% TO 0.85% AND TO KEEP "OTHER" EXPENSES FROM EXCEEDING 0.25% THROUGH JANUARY 31, 2005.

For the remaining Funds, the advisory fee is comprised of a base fee and a performance adjustment that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund's performance benchmark. The Fund's base fee is accrued daily and paid monthly, based on average net assets during the performance period. The performance period consists of the current month plus the previous 11 months.

The performance adjustment is calculated and paid monthly by comparing the Fund's performance to that of the Fund's performance benchmark over the 12-month period. The annual performance adjustment is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

In cases where the advisory fee is comprised of a base fee and a performance adjustment, Turner has voluntarily agreed to waive all or a portion of their fees and to reimburse expenses in order to keep such Fund's "other expenses" (excluding distribution fees) from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis. Accordingly, the base advisory fee, annual adjustment rate, over/under performance relative to the benchmark threshold, and other expense cap are as follows:


                           BASE      ANNUAL                  OTHER
                         ADVISORY  ADJUSTMENT  BENCHMARK    EXPENSES
                            FEE       RATE     THRESHOLD(1)    CAP
                           ------    -------   -----------    ------
Technology Fund             1.10%    +/-0.40%    +/-2.00%     0.50%
Concentrated Growth Fund    1.10     +/-0.40     +/-2.50      0.25
New Enterprise Fund         1.10     +/-0.40     +/-2.50      0.25

(1) SEE THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION REGARDING THE FUNDS' PERFORMANCE BENCHMARK.

During the six-months
ended March 31, 2004, the Funds' advisory fees were adjusted in accordance with the policy described above:

                             BASE                      NET ADVISER
                            ADVISER    PERFORMANCE     FEE BEFORE
                              FEE       ADJUSTMENT       WAIVERS
                             -------    ----------     -----------
Technology Fund              $127,087      $  6,590      $133,677
Concentrated Growth Fund      286,866        20,329       307,195
New Enterprise Fund           116,898       (39,944)       76,954

6. INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-months ended March 31, 2004, were as follows
(000):


                                 PURCHASES       SALES
FUND                               (000)         (000)
----                             ---------     ----------
Disciplined Large Cap
   Growth Fund                  $  70,555      $  60,628
Large Cap Growth
   Opportunities Fund               6,071          5,368
Midcap Growth Fund                686,791        608,568
Small Cap Growth Fund             193,474        187,260
Micro Cap Growth Fund             248,238        210,602
Small Cap Equity Fund              24,913         17,536
Technology Fund                    46,132         47,560
Concentrated Growth Fund          152,424        155,626
New Enterprise Fund                44,781         32,215

7. FEDERAL TAX POLICIES AND INFORMATION:
Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which

60   TURNER FUNDS 2004 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.


The tax character of dividends and distributions paid during the periods ended September 30, 2003 and September 30, 2002 were as follows (000):

                                      ORDINARY               LONG-TERM             RETURN OF
                                       INCOME               CAPITAL GAIN            CAPITAL                TOTAL
                                      -------               -----------            --------                -----
Disciplined Large Cap Growth Fund
       2003                             $   3                $  --                  $ --                   $  3
       2002                                --                   --                    --                     --
Small Cap Equity Fund
       2003                                 6                   --                    --                      6
       2002                                --                   --                    --                     --


As of September 30, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):





                                            UNDISTRIBUTED        UNDISTRIBUTED           CAPITAL             POST-
                                              ORDINARY             LONG-TERM              LOSS              OCTOBER
                                               INCOME            CAPITAL GAIN         CARRYFORWARD          LOSSES
                                            ------------         -------------        ------------          -------
Disciplined Large Cap Growth Fund              $  19              $    --               $ (33,893)           $ --
Large Cap Growth Opportunities Fund               --                   --                 (13,569)             --
Midcap Growth Fund                                --                   --                (690,557)             --
Small Cap Growth Fund                             --                   --                (183,242)             --
Micro Cap Growth Fund                             --                2,024                      --              --
Small Cap Equity Fund                            582                  166                      --              --
Technology Fund                                   --                   --                 (133,052)            --
Concentrated Growth Fund                          --                   --                 (160,332)            --
New Enterprise Fund                               --                   --                   (9,219)            --



                                                                                             TOTAL
                                                                                         DISTRIBUTABLE
                                                                         OTHER             EARNINGS
                                                 UNREALIZED            TEMPORARY         (ACCUMULATED
                                                APPRECIATION          DIFFERENCES           LOSSES)
                                                ------------          -----------         ------------
Disciplined Large Cap Growth Fund                  $ 7,565            $   --              $  (26,309)
Large Cap Growth Opportunities Fund                    330                --                 (13,239)
Midcap Growth Fund                                 120,632                --                (569,925)
Small Cap Growth Fund                               33,025                --                (150,217)
Micro Cap Growth Fund                               52,630                (1)                 54,653
Small Cap Equity Fund                                1,388                --                   2,136
Technology Fund                                      1,636                --                (131,416)
Concentrated Growth Fund                               787                --                (159,545)
New Enterprise Fund                                    714                --                  (8,505)


Post-October losses represent losses realized on investment transactions from November 1, 2002 through September 30, 2003 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At September 30, 2003, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):

                                                                  EXPIRING SEPTEMBER 30,
                                          ---------------------------------------------------------------------
                                            2009                2010               2011                TOTAL
                                          --------           ---------          ---------            ----------
Disciplined Large Cap Growth Fund         $    468           $  18,287          $  15,138            $  33,893
Large Cap Growth Opportunities Fund          2,029               8,526              3,014               13,569
Midcap Growth Fund                          44,477             516,580            129,500              690,557
Small Cap Growth Fund                       26,939             130,308             25,995              183,242
Technology Fund                             16,482             108,584              7,986              133,052
Concentrated Growth Fund                    14,953             132,529             12,850              160,332
New Enterprise Fund                          1,651               7,183                385                9,219

During the year ended September 30, 2003, the Microcap Growth Fund utilized capital loss carryforwards of $5,961,448 to offset capital gains.

                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  61

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

At March 31,2004, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the securities held by the Funds were as follows (000):


                                                                                                                       NET
                                                FEDERAL               UNREALIZED           UNREALIZED               UNREALIZED
FUND                                            TAX COST            APPRECIATION          DEPRECIATION             APPRECIATION
----                                           ---------            ------------          ------------            --------------
Disciplined Large Cap Growth Fund              $  85,798              $ 13,951             $    (986)                $ 12,965
Large Cap Growth Opportunities Fund                4,245                   617                   (56)                     561
Midcap Growth Fund                               823,365               205,573               (12,972)                 192,601
Small Cap Growth Fund                            202,728                48,564                (4,243)                  44,321
Micro Cap Growth Fund                            388,969                80,903                (5,956)                  74,947
Small Cap Equity Fund                             21,697                 3,593                  (189)                   3,404
Technology Fund                                   21,507                 2,573                  (712)                   1,861
Concentrated Growth Fund                          52,250                 2,142                  (942)                   1,200
New Enterprise Fund                               28,880                 2,925                  (592)                   2,333

8. CONCENTRATIONS/RISKS:

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. LOANS OF PORTFOLIO SECURITIES:

The Funds may lend securities in their portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms approved by the Board. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds are receiving an annual fee for their participation in the Lending Agreement which is allocated among participating Turner Funds based on estimated lending activity.

In the event of bankruptcy of the borrower, realization/ retention of the collateral may be subject to legal proceedings.

Cash collateral received in connection with securities lending is invested in Boston Global Investment Trust-- Quality Portfolio.

10. SUBSEQUENT EVENT

Effective May 10, 2004, the Large Cap Value Fund, Core Value Fund, Small Cap Value Fund, Small Cap Value Opportunities Fund, Financial Services Fund, Healthcare & Biotechnology Fund, Tax Managed U.S. Equity Fund, Strategic Value and High Income Fund, Core Fixed Income Fund, High Yield Fund, Ultra Short Duration Fixed Income Fund and Short Duration Fixed Income Fund (each a "Turner Fund" and collectively the "Turner Funds") will reorganize each Turner Fund into a substantially similar series (each a "Constellation Fund" and collectively the "Constellation Funds") of Constellation Funds (the "Constellation Trust") in a tax-free reorganization. Each shareholder will receive a number of shares of a Constellation Fund equal in dollar value and in the number of shares of each Turner Fund as of May 10, 2004. Each Constellation Fund will have the same investment objectives and policies, and substantially the same risks, policies, restrictions and limitations, as an existing Turner Fund. Constellation Investment Management Company is the Investment Adviser to the Constellation Funds.


62  TURNER FUNDS 2004 SEMIANNUAL REPORT

TRUSTEES AND OFFICERS OF THE TRUST                                                                                       (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                          TERM OF
                                          OFFICE                                                  NUMBER OF
                                            AND                                                 PORTFOLIOS IN
                           POSITION       LENGTH                                                    COMPLEX        OTHER
                           HELD WITH     OF TIME              PRINCIPAL OCCUPATION(S)              OVERSEEN      DIRECTORSHIPS
NAME, ADDRESS, AND AGE     THE FUND       SERVED                DURING PAST 5 YEARS               BY TRUSTEE        HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE*
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Turner            Trustee       Trustee      Chairman and Chief Investment Officer         21         ACP Funds,
1205 Westlakes Drive                     since 1996    of Turner since 1990.                                    Bradley University,
Suite 100                                                                                                       Episcopal Academy,
Berwyn, PA 19312                                                                                                Westlakes
(47)                                                                                                            Institutiona
                                                                                                                Portfoli

------------------------------------------------------------------------------------------------------------------------------------
*Mr. Turner is deemed to be an "Interested Trustee" by virtue of his relationship with Turner Investment Partners, Inc.
------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

Alfred C. Salvato          Trustee       Trustee      Treasurer, Thomas Jefferson University         21         Alpha Select
13 Fountain Court                       since 1996    Health Care Pension Fund since 1995,                      Funds
Cherry Hill, NJ 08034                                 and Assistant Treasurer, 1988-1995.
(45)
------------------------------------------------------------------------------------------------------------------------------------
Janet F. Sansone           Trustee       Trustee      Self-employed. Consultant since 1999.          21             N/A
1023 North Pitt Street                  since 1997    Senior Vice President of Human Resources
Alexandria, VA 22314-1525                             of Frontier Corporation (telecommunica-
(58)                                                  tions company), (1993-1999).
------------------------------------------------------------------------------------------------------------------------------------
Dr. John T. Wholihan      Trustee        Trustee      Professor and Dean, Loyola Marymount           21         TDK Mediactive
1 LMU Boulevard                        since 1996     University, since 1984. Director, TDK
Los Angeles, CA 90045-8395                            Mediactive.
(65)

------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

Thomas R. Trala, Jr.       President    President     Chief Operating Officer of Turner since       N/A               N/A
1205 Westlakes Drive                   since 2004     2004 and Chief Financial Officer since
Suite 100                                             1995.
Berwyn, PA 19312
(37)
------------------------------------------------------------------------------------------------------------------------------------
Brian M. Ferko              Vice      Vice President  TID Vice President, Director of Mutual        N/A               N/A
1205 Westlakes Drive     President &    & Assistant   Fund Administration and Operations for
Suite 100                Assistant      Secretary     the Turner Funds since 1997.
Berwyn, PA 19312         Secretary      since 2000    Relationship Manager, SEI
(32)                                                  Investments (1995-1997).
------------------------------------------------------------------------------------------------------------------------------------
Peter Golden            Controller     Controller     Director of Fund Accounting of SEI            N/A              N/A
SEI Investments,        and Chief      and Chief      Investments since June 2001. Previously,
One Freedom             Financial      Financial      Vice President of Fund Administration, J.P.
Valley Drive            Officer        Officer        Morgan Chase & Co., March 2000 to April
Oaks, PA 19456                         since 2001     2001; Vice President, Fund and Pension
(39)                                                  Accounting, Chase Manhattan Bank,
                                                      June 1997 to March 2000.
------------------------------------------------------------------------------------------------------------------------------------
Lydia A. Gavalis        Vice           Vice           Vice President and Assistant Secretary of     N/A              N/A
SEI Investments,        President      President      SEI Investments since 1998. Assistant
One Freedom             and Assistant  and            General Counsel and Director of
Valley Drive            Secretary      Assistant      Arbitration, Philadelphia Stock
Oaks, PA 19456                         Secretary      Exchange, 1989-1998.
(39)                                   since 1999
------------------------------------------------------------------------------------------------------------------------------------



                                         TURNER FUNDS 2004 SEMIANNUAL REPORT  63

TRUSTEES AND OFFICERS OF THE TRUST                                                                                       (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                          TERM OF
                                          OFFICE                                                  NUMBER OF
                                            AND                                                 PORTFOLIOS IN
                           POSITION       LENGTH                                                    COMPLEX         OTHER
                           HELD WITH     OF TIME              PRINCIPAL OCCUPATION(S)              OVERSEEN      DIRECTORSHIPS
NAME, ADDRESS, AND AGE     THE FUND       SERVED                DURING PAST 5 YEARS               BY TRUSTEE        HELD
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
William E. Zitelli, Jr.    Vice          Vice           Vice President and Assistant                 N/A             N/A
SEI Investments,           President     President      Secretary of  SEI Investments
One Freedom                and           and            since August 2000. Vice
Valley Drive               Assistant     Assistant      President, Merrill Lynch &
Oaks, PA 19456             Secretary     Secretary      Co. Asset Management Group
(35)                                     since 2000     (1998-2000). Associate at
                                                        Pepper Hamilton LLP
                                                        (1997-1998). Associate
                                                        at Reboul, MacMurray, Hewitt,
                                                        Maynard & Kristol (1994-1997).
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto          Vice           Vice           Vice President and Assistant                 N/A             N/A
SEI Investments,          President      President      Secretary of SEI Investments
One Freedom               and            and            since December 1999. Associate
Valley Drive              Assistant      Assistant      at Dechert Price & Rhoads
Oaks, PA 19456            Secretary      Secretary      (1997-1999). Associate at
(35)                                     since 2000     Richter, Miller & Finn
                                                        (1994-1997).
------------------------------------------------------------------------------------------------------------------------------------
Christine M. McCullough  Vice           Vice            Vice President and Assistant Secretary      N/A             N/A
SEI Investments,         President      President       of SEI Investments since December
One Freedom              and            and             1999. Associate at White and Williams
Valley Drive             Assistant      Assistant       LLP (1991-1999). Associate at Montgomery,
Oaks, PA 19456           Secretary      Secretary       McCracken, Walker & Rhoads (1990-1991).
(42)                                    since 2000
------------------------------------------------------------------------------------------------------------------------------------
Brian McNally           Vice            Vice            Deputy General Counsel for Turner since     N/A             N/A
1205 Westlakes Drive    President       President       2002. Previously Assistant General Counsel
Suite 100               and Secretary   since 2002      with Bank of America (September 1997-
Berwyn, PA 19312                        Secretary       July 2002)
(45)                                    since 2004
------------------------------------------------------------------------------------------------------------------------------------


64  TURNER FUNDS 2004 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TURNER FUNDS


TURNER FUNDS TRUSTEES

ALFRED C. SALVATO
Treasurer
Thomas Jefferson University Health Care Pension Fund

JANET F. SANSONE
Consultant

ROBERT E. TURNER
Chairman and Chief Investment Officer
Turner Investment Partners, Inc.

DR. JOHN T. WHOLIHAN
Professor and Dean, College of Business
Loyola Marymount University


INVESTMENT ADVISERS
TURNER INVESTMENT PARTNERS, INC.
TURNER INVESTMENT MANAGEMENT, LLC
Berwyn, Pennsylvania

DISTRIBUTOR
CONSTELLATION INVESTMENT DISTRIBUTION
COMPANY, INC.
Berwyn, Pennsylvania

ADMINISTRATOR
TURNER INVESTMENT PARTNERS, INC.
Berwyn, Pennsylvania

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
Philadelphia, Pennsylvania

THIS REPORT WAS PREPARED FOR SHAREHOLDERS OF THE TURNER FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A TURNER FUNDS' PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION. ALL TURNER FUNDS ARE OFFERED BY PROSPECTUS ONLY.




The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner Investment Management, LLC ("TIM") (with respect to the Small Cap Equity Fund only) and to Turner Investment Partners, Inc. (with respect to each other Fund). TIM and Turner Investment Partners, Inc., will vote such proxies in accordance with their respective proxy policies and procedures, which are included in Appendix B to the SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

Beginning in 2004, the Trust will be required to disclose annually each Fund's complete proxy voting record on new Form N-PX. The first filing of Form N-PX will cover the period from July 1, 2003 through June 30, 2004, and is due no later than August 31, 2004. Once filed, Form N-PX for each Fund will be available via the Funds' website, www.turnerinvestments.com. Each Fund's Form N-PX will also be available on the SEC's website at http://www.sec.gov.

TURNER FUNDS
------------------------------------------

TURNER FUNDS
P.O. Box 219805
Kansas City, MO 64121-9805
Telephone: 1-800-224-6312
Email:# mutualfunds@turnerinvestments.com
Web Site: www.turnerinvestments.com

TUR-SA-002-0300

Item 1.    Reports to Stockholders.

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end investment management companies.

Item 6.    (Reserved)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment management companies.

Item 8. Purchasers of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 9.    Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 11.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Turner Funds


By (Signature and Title)*                    /s/ Thomas R. Trala, Jr.
                                             ----------------------------------
                                             Thomas R. Trala, Jr., President


Date 5/24/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Thomas R. Trala, Jr.
                                             ----------------------------------
                                             Thomas R. Trala, Jr., President


Date 5/24/04


By (Signature and Title)*                    /s/ Peter J. Golden
                                             ----------------------------------
                                             Peter J. Golden, Controller and CFO



Date 5/24/04
* Print the name and title of each signing officer under his or her signature.